                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4786
                                                      --------

                             Ariel Investment Trust
                             ----------------------
               (Exact name of registrant as specified in charter)

                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                     (Address of principal executive office)

                                Sheldon R. Stein
                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                     (Name and address of agent for service)

                                 with a copy to:

                                   Arthur Don
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                                   Suite 4200
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 726-0140
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------
                     Date of reporting period: March 31, 2004
                                               --------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30e-1)

[ARIEL MUTUAL FUNDS LOGO]

[GRAPHIC]

[THE PATIENT INVESTOR(R) LOGO]
SLOW AND STEADY WINS THE RACE

MARCH 31, 2004


ARIEL FUND
ARIEL APPRECIATION FUND
ARIEL PREMIER GROWTH FUND
ARIEL PREMIER BOND FUND

INVESTING IN SMALL AND MID-CAP STOCKS IS MORE RISKY AND MORE VOLATILE THAN INVESTING IN LARGE CAP STOCKS. Statistics and performance data represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by visiting our web site, www.arielmutualfunds.com.

This report candidly discusses a number of individual companies. These opinions are current as of the date of this report but are subject to change. The information provided in this report is not reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

Investors should consider carefully the investment objectives, potential risks, management fees, and charges and expenses of the Ariel Mutual Funds before investing. The current prospectus for the Ariel Mutual Funds contains this and other information about the Funds. Investors may obtain a copy of the current prospectus by calling or writing our distributor. Please read it carefully before investing or sending money. (C)April 2004, Ariel Distributors, Inc., 200 East Randolph Drive, Chicago, IL 60601. 800-292-7435.


Ariel Investment Trust
P.O. Box 219121
Kansas City, Missouri 64121-9121
800-292-7435
www.arielmutualfunds.com

Table of Contents

The Patient Investor                        2

Value Company Updates                       4

Value Company in Focus                      6

Semi-annual Report                          7

[GRAPHIC]

Shareholder News PERSONALIZED PERFORMANCE NOW AVAILABLE!

Log on to our award-winning web site www.arielmutualfunds.com to receive your PERSONAL RATE OF RETURN for each of your Ariel Mutual Funds accounts.

Your personalized performance is the rate at which your account has grown since you opened it with Ariel Mutual Funds. We factor in the amount and timing of all your purchases, redemptions, exchanges and distributions. This new feature is available exclusively on www.arielmutualfunds.com.

When you visit our web site, you can also:

-  Sign up for eDelivery

-  View and print your quarterly account statements

-  Check daily fund prices

-  Purchase, exchange and redeem fund shares

-  Change your mailing address and email address

NOT PART OF THE SEMI-ANNUAL REPORT

[THE PATIENT INVESTOR(R) LOGO]

SLOW AND STEADY WINS THE RACE

MARCH 31, 2004

"...if the attentions of corporate America's senior leadership teams are rapt on check-the-box-like compliance issues, will they have sufficient time for strategic planning? ...Will the risk-taking that breeds invention go away?"

DEAR FELLOW SHAREHOLDER: The annual report and proxy season is upon us. Immersed in these corporate tomes, we have noticed many companies commenting on the full impact of Sarbanes-Oxley one year later. A good example is the Markel Corporation annual report which notes, "While many of the new regulations are well-intentioned and seek to achieve admirable goals, these rules cannot guarantee honesty and integrity. Unfortunately, these new requirements will add bureaucracy and costs and the ultimate benefit is not clear...it is important that the additional bureaucracy not get in the way of good decisions." These words got us thinking.

As we have said in past writings, we believe many positive business practices have resulted from the passage of Sarbanes-Oxley as well as other new procedures governing our country's business practices. For example, few would dispute that the average U.S. company has stronger financial controls today than just three years ago--fundamental changes to reporting standards have resulted in greater transparency in all financial aspects of business. Additionally, public company boards are more independent than ever before--from a clear emphasis on outsider membership, to their regular and meaningful executive sessions, to their direct and unambiguous over-sight of outside auditors. These are all good things.

And yet, from our readings as well as discussions with corporate leaders and friends throughout many industries, we are struck by a noteworthy shift in executive time management. More simply put, with arduous compliance at the top of every executive's "To Do" list, many are questioning how CEOs are now spending their time and wondering what the trade-off will ultimately mean for corporate profitability and America's global competitiveness.

REGULATION EXASPERATION

As the old saying goes, "time is money." Beyond the quantifiable dollars spent on everything from auditors to lawyers to more internal staffing, there are those things that cannot be calculated. More specifically, if the attentions of corporate America's senior leadership teams are rapt on check-the-box-like compliance issues, will they have sufficient time for strategic planning? Is time being taken away from creating the best products? Hiring and retaining the best people? Building and fostering a culture of success? Will the risk-taking that breeds invention go away? As one board member of an Ariel holding noted, "The impact of Sarbanes-Oxley and related regulations has been that many boards have spent enormous time focusing on minute elements of governance rather than the overall strategy of the business." Similarly, according to the CEO of one Ariel Fund holding, "Sarbanes-Oxley is causing my management to devote time to explaining and defending minutia [which is] not a good return for shareholders." Yet another remarked that these efforts "bite into the discretionary time of management with a very marginal gain."

Beyond more frequent and lengthier board meetings, nearly double the number of audit committee meetings,

                       NOT PART OF THE SEMI-ANNUAL REPORT
hours caucusing with legal counsel--public company Chief Executive Officers are also spending an ever-growing amount of time with compliance officers crafting proxies and word-smithing earnings announcements and other press releases as much for accuracy as to avoid attacks or worse yet, class action law suits. To the latter point specifically, the presumption that corporate executives are trying to do the right thing seems to have been lost. Like the environment for politicians post-Watergate, corporate executives now operate under a cloud of suspicion and a "shoot-first-and-ask-questions-later" mentality has left many with the impression that American business leaders are guilty until proven innocent. As one of our portfolio executives bemoaned, "[it's] almost like a witch hunt."

Herb Allen who serves as president of the well-respected investment bank, Allen & Company and also a Coca-Cola board member, came to the same conclusion in a recent WALL STREET JOURNAL editorial. In his submission entitled, "Conflict-Cola," he lambasted a group calling for investment great, Warren Buffett, to resign from Coke's board due to the group's outsider perception of a conflict of interest. Clearly, tense diatribes like these burden CEOs and their boards with an even higher level of mental stress--added anxiety that can sap morale and negatively impact corporate culture and spirit.

As we have noted in past letters, there is little question that smaller public companies are disproportionately impacted by these new regulations. Lacking the scale of the big stocks, there are concerns that the added time and monetary costs for the small-fries will become even more problematic and ultimately lead some executives to move their businesses out of the public company spotlight in return for the obscurity of private company status.

The retreat of a small public company here or there may sound innocuous, but the ramifications are larger than any one company. As George Roche, Chief Executive Officer of mutual fund manager, T. Rowe Price noted, "the added administration is a very real burden to small public companies. Remember, small companies lead job growth in this nation. Anything that is bad for small companies is bad for America."

As always, we welcome your comments and appreciate the opportunity to serve you.

Sincerely,


/s/ John W. Rogers, Jr.

JOHN W. ROGERS, JR.
Chairman and CEO


/s/ Mellody Hobson

MELLODY HOBSON
President

[SIDENOTE]

      "...corporate executives now operate under a cloud of suspicion and a 'shoot-first-and-ask-questions-later' mentality has left many with the impression that American business leaders are guilty until proven innocent."

                       NOT PART OF THE SEMI-ANNUAL REPORT

VALUE COMPANY UPDATES

[ANDREW(R) LOGO]

ANDREW CORPORATION (NASDAQ: ANDW)
10500 West 153rd Street
Orland Park, IL 60462
708-349-3300
www.andrew.com

Andrew Corporation is a global leader in the design, manufacture and distribution of communications equipment and systems. With the acquisitions of Allen Telecom and Celiant, Andrew is now one of the largest providers of equipment to the wireless infrastructure market. Specifically, the company provides a complete set of products for base stations that include microwave antennas, coaxial cable and connectors, global positioning satellites and power amplifiers.

Despite the recent downturn in the telecom industry, we remain committed to Andrew Corp. With an expansive and diverse product line as well as substantial capabilities to provide a global wireless network to mobile carriers worldwide, Andrew is arguably the leader in the wireless infrastructure industry. Additionally, we believe the company is well-positioned to benefit from improving trends in the wireless industry, such as solid growth in cell phone usage and infrastructure upgrades and expansion. By creating more sophisticated technologies, Andrew Corporation will be one of the first to provide seamless access to email and the Internet. As the leader in this industry, we believe Andrew will see increasing sales and margins as the company uses its scale to increase efficiencies and lower costs. Currently valued at roughly $18 per share, the stock is trading at a 14% discount to our private market value estimate of $21.

[CERTEGY LOGO]

CERTEGY INC. (NYSE: CEY)
11720 Amber Park Drive, Suite 600
Alpharetta, GA 30004
678-867-8000
www.certegy.com

Certegy Inc. provides credit and debit processing, check risk management, check cashing and merchant processing to over 6,000 financial institutions, 117,000 retailers and 100 million consumers worldwide. The company was spun-off from another Ariel holding, Equifax (NYSE: EFX) in July 2001.

In card processing services, Certegy focuses on small community banks and credit unions where it enjoys the leading market share and broadest product range in its niche. The company's transaction processing capabilities span all elements of managing a credit/debit card business, including card marketing, application processing, payment processing, fraud management and customer service. Certegy also has exclusive long-term agreements with community banks and credit union trade associations which provide high barriers to entry for would-be competitors.

On the check services side, Certegy has the dominant risk management platform with exclusive technology. This has enabled the company to win contracts with Wal-Mart (NYSE: WMT) and Safeway (NYSE: SWY) for check cashing services. The company counts 30 of the top 50 U.S. retailers as clients. With a current stock price of roughly $35, the company trades at a 10% discount to our private market value estimate of $39.

                       NOT PART OF THE SEMI-ANNUAL REPORT

[ST PAUL TRAVELERS LOGO]

ST. PAUL TRAVELERS COMPANIES, INC. (NYSE: STA)
385 Washington Street
St. Paul, MN 55102
651-310-7911
www.stpaultravelers.com

Founded in 1853, St. Paul Travelers Companies is one of the oldest insurance firms in the nation. Since its inception, the company has built a solid reputation by establishing strong distribution networks and developing expertise in the commercial property-liability business. Today, St. Paul Travelers Companies is a leader in providing specialty insurance products to niche markets, such as construction and small commercial businesses. Additionally in 1974, St. Paul diversified its business by investing in asset manager, Nuveen Investments, Inc.

As part of our ongoing due diligence and in light of the merger with Travelers, we recently visited the company's Minnesota headquarters. We were impressed with the depth and breadth of the management team led by CEO Jay Fishman. As we discussed the Travelers merger (a company twice the size St. Paul), we were pleased by the integration plan and strategy for the combined companies. We also believe Fishman's previous experience at Travelers will benefit this process. The merger, which was approved by shareholders in March, creates the second largest commercial property & casualty insurer in the United States behind AIG. The newly combined entity should benefit from economies of scale as well as a stronger capital position. Currently valued at roughly $42 per share, the stock is trading at a 19% discount to our $52 estimation of its private market value.

[TRIBUNE LOGO]

TRIBUNE CO. (NYSE: TRB)
435 North Michigan Avenue
Chicago, IL 60611
312-222-9100
www.tribune.com

Tribune Co. publishes 13 leading daily newspapers, including the LOS ANGELES TIMES, CHICAGO TRIBUNE and NEWSDAY. Tribune also operates 26 network-affiliated television stations, making it the largest non-network TV station owner in the U.S. Additionally, the company owns Superstation WGN, the Chicago Cubs baseball team and a range of other targeted and Spanish-language publications.

Tribune generates strong margins and significant free cash flow, and has shown an impressive discipline in managing its costs throughout the recent difficult economic environment. For example, the company has done a sound job of developing online help-wanted ads to compete with Internet-only players. For this reason, we believe Tribune's newspapers will benefit from both the upturn in help- wanted advertising as well as a stronger national ad market.

Tribune's television stations also enjoy strong programming relationships, including reruns of popular sitcoms like "Friends," "Will & Grace" and "Everybody Loves Raymond." Lastly, the company continues to pursue efficiencies in markets where Tribune owns two television stations and can consolidate back-office functions to reduce costs.

A long-time Ariel favorite, we have held shares in Tribune since 1989. We continue to be impressed by the company's outstanding management team and its smart TV acquisitions. At $51, Tribune trades at a 28% discount to our estimated private market value of $71.

                       NOT PART OF THE SEMI-ANNUAL REPORT

VALUE COMPANY IN FOCUS

[SCHERING-PLOUGH CORPORATION LOGO]

SCHERING-PLOUGH CORPORATION (NYSE: SGP)
2000 Galloping Hill Road
Kenilworth, NJ 07033
908-298-4000
www.schering-plough.com

Schering-Plough Corporation develops, manufactures and markets a wide range of pharmaceutical products, including therapeutic prescription drugs, over-the-counter (OTC) drugs, animal health products and personal care items. The company's therapeutic drugs treat a variety of diseases and ailments, from allergies and respiratory disorders to cancer and cardiovascular disease. Its OTC remedies include Claritin, the allergy medicine, and Afrin, the nasal spray. Well-known brands in its personal care line include Dr. Scholl's foot care products and Coppertone sunscreen.

STRONG COMPETITIVE POSITION

Schering-Plough scientists have discovered and developed a number of revolutionary treatments. Furthermore, the company has formed joint ventures to compliment its in-house expertise and leverage these discoveries. For example, Schering-Plough and Merck recently joined forces on cholesterol lowering drugs, Zetia/Zocor. Currently awaiting FDA approval, this drug combination provides better results than the cholesterol lowering drugs available today. The American Heart Association reports that 50% of American adults have high cholesterol. As such, we believe this venture could be a tremendous opportunity.

NEW MANAGEMENT TEAM

Over the past year, Schering-Plough has radically revamped its senior management team. Specifically, the company recruited Fred Hassan (former CEO of Pharmacia) to be its new CEO. With extensive industry experience, Hassan has handpicked a team of proven industry veterans to help him refocus the company and address current issues. Some of the primary areas to tackle include providing adequate documentation on the manufacturing process; funding new medicinal discoveries; and dealing with its cash-cow, Claritin, moving to the OTC market. Hassan's new team is already implementing aggressive cost containment measures--such as reducing the workforce by 10%--and redirecting the research and development effort to broaden its product lines.

COMPELLING VALUATION

These challenges coupled with the current industry environment have caused Schering-Plough's stock price to suffer. However, with new management in place, we believe this stock represents an investment opportunity. Schering-Plough is currently selling for $16, which represents a 40% discount to our estimation of its private market value of $26.

                       NOT PART OF THE SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT


MARCH 31, 2004 (UNAUDITED)


ARIEL FUND
ARIEL APPRECIATION FUND
ARIEL PREMIER GROWTH FUND
ARIEL PREMIER BOND FUND

INVESTING IN SMALL AND MID-CAP STOCKS IS MORE RISKY AND MORE VOLATILE THAN INVESTING IN LARGE CAP STOCKS. Statistics and performance data represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by visiting our web site, www.arielmutualfunds.com.

This report candidly discusses a number of individual companies. These opinions are current as of the date of this report but are subject to change. The information provided in this report is not reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

Investors should consider carefully the investment objectives, potential risks, management fees, and charges and expenses of the Ariel Mutual Funds before investing. The current prospectus for the Ariel Mutual Funds contains this and other information about the Funds. Investors may obtain a copy of the current prospectus by calling or writing our distributor. Please read it carefully before investing or sending money. (C)April 2004, Ariel Distributors, Inc., 200 East Randolph Drive, Chicago, IL 60601. 800-292-7435.


Ariel Investment Trust
P.O. Box 219121
Kansas City, Missouri 64121-9121
800-292-7435
www.arielmutualfunds.com

Table of Contents

Ariel Fund
      Management Discussion                                   10
      Performance Summary                                     11
      Schedule of Investments                                 12
      Statistical Summary                                     13

Ariel Appreciation Fund
      Management Discussion                                   14
      Performance Summary                                     15
      Schedule of Investments                                 16
      Statistical Summary                                     17

Ariel Premier Growth Fund
      Management Discussion                                   18
      Performance Summary                                     19
      Schedule of Investments                                 20
      Statistical Summary                                     22

Ariel Premier Bond Fund
      Management Discussion                                   24
      Performance Summary                                     25
      Schedule of Investments                                 26

Statements of Assets and Liabilities                          34

Statements of Operations                                      35

Statements of Changes in Net Assets                           36

Financial Highlights                                          38

Notes to the Financial Statements                             41

Proxy Policy Statement                                        45

Ariel Research Reports                                        45

Board of Trustees                                             46

Officers                                                      48

ARIEL FUND                                                                 ARGFX

MANAGEMENT DISCUSSION

Q:   HOW DID ARIEL FUND PERFORM AGAINST ITS BENCHMARK?

A: For the quarter ending March 31, 2004, the smaller companies comprising Ariel Fund returned +6.74%. By means of comparison, the similarly-sized issues of the Russell 2500 Value Index rose +6.18%. Meanwhile, large cap stocks were even more subdued as evidenced by the comparatively puny +1.69% rise of the Standard & Poor's 500 Index.

     Effective February 1, 2004, the Russell 2500 Value Index was adopted as the primary benchmark for Ariel Fund. As you may know, the Russell 2500 Value Index is a composite of smallER companies. We decided to switch from the pure small cap Russell 2000 Value Index to the Russell 2500 Value Index because of its inclusion of some mid-cap names. Our analysis shows that the representation of these issues more accurately captures our long-held bias of holding onto our small stocks as they grow into the mid-cap value arena.(1)

Q:   WHAT DROVE ARIEL FUND'S PERFORMANCE?

A: First and foremost, as SMARTMONEY noted, "...concerns over valuations, rising interest rates and terrorism fears...push[ed] people towards more defensive areas, like consumer staples." While Ariel Fund certainly benefited from the market's rotation given our inherent consumer bias, a few stock-specific issues muted the positive effect of the sector's newfound attention. Beyond the consumer area, the Fund was positively impacted by its Health Care holdings. Conversely, the Fund's Financial Services issues were lackluster which we view as a natural and temporary overreaction in an environment fearing rising interest rates.

Q:   WHAT STOCKS DID ARIEL FUND BUY OR SELL DURING THE QUARTER?

A: After a nine month new idea drought, Ariel Fund added three names to the portfolio during the first quarter: Argosy Gaming Company (NYSE: AGY), the riverboat casino operator; Certegy Inc. (NYSE: CEY), a leading global payment services provider; and Harte-Hanks, Inc. (NYSE: HHS), an old advertising favorite. The Fund's position in soap maker, Dial Corporation (NYSE: DL) was eliminated on the good news of its acquisition by The Henkel Group, the German-based consumer products conglomerate. We also reduced the Fund's position in high-end retailer, Neiman Marcus Group (NYSE: NMG.A) as this issue approached our estimate of its private market value.

Q:   WHAT IS ARIEL FUND'S LONGER-TERM TRACK RECORD?

A: Since inception, Ariel Fund's average annual total return of +14.25% surpasses the +13.52% of the Russell 2500 Value Index for the period ending March 31, 2004. Additionally, Lipper ranks Ariel Fund number one (out of 17 funds) in the small cap core category since its November 1986 inception. According to Lipper, Inc., Ariel Fund ranked 489 out of 526, 116 out of 296 and 13 out of 83 small cap core equity funds for the one-, five- and ten-year periods ended March 31, 2004, respectively. Lipper, Inc. is a nationally recognized organization that reports performance and calculates rankings for mutual funds. Each fund is ranked within a universe of funds with similar investment objectives.

(1) In keeping with industry rules concerning the change of a mutual fund benchmark, over the next year, Ariel Fund's performance will be depicted against both the Russell 2500 Value Index as well as the Russell 2000 Value Index.

ARIEL FUND PERFORMANCE SUMMARY                       INCEPTION: NOVEMBER 6, 1986

ABOUT THE FUND
Ariel Fund seeks long-term capital appreciation by investing in under-valued companies in consistent industries that show strong potential for growth. The Fund looks for issuers that provide quality products or services. To capture anticipated growth, the Fund holds investments for a relatively long period--usually three to five years. The Fund primarily invests in companies with market capitalizations between $500 million and $2.5 billion at the time of investment with an emphasis on smaller capitalization (small cap) stocks.

PORTFOLIO COMPOSITION

                                               RUSSELL
                                                2500        S&P
                                     ARIEL      VALUE       500
                                     FUND       INDEX      INDEX
Consumer Discretionary & Services    33.0%      15.6%      14.1%

Financial Services                   19.6%      31.3%      22.5%

Producer Durables                    14.0%       7.1%       4.1%

Cash & Other                         11.9%       1.4%       4.9%

Materials & Processing                7.0%      10.7%       3.4%

Health Care                           6.6%       4.4%      13.0%

Consumer Staples                      4.4%       3.2%       7.7%

Technology                            3.5%       9.4%      14.9%

Utilities                             0.0%       8.5%       6.9%

Other Energy                          0.0%       4.6%       1.7%

Autos & Transportation                0.0%       3.8%       2.4%

Integrated Oils                       0.0%       0.0%       4.4%

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2004 (ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS)*

                                 1ST QUARTER      YTD      1 YEAR     3 YEAR     5 YEAR     10 YEAR     LIFE OF FUND
--------------------------------------------------------------------------------------------------------------------
Ariel Fund                          +6.74%       +6.74%    +44.62%    +13.26%    +14.20%    +14.83%       +14.25%

Russell 2500 Value Index            +6.18%       +6.18%    +61.59%    +15.79%    +15.19%    +14.50%       +13.52%

Russell 2000 Value Index            +6.92%       +6.92%    +64.49%    +16.02%    +16.14%    +13.61%       +12.95%

Russell 2000 Index                  +6.26%       +6.26%    +63.83%    +10.90%     +9.66%    +10.44%       +10.44%

S&P 500 Index                       +1.69%       +1.69%    +35.12%     +0.63%     -1.20%    +11.68%       +11.73%

Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.

[CHART]

THE VALUE OF A $10,000 INVESTMENT IN ARIEL FUND

                         ARIEL FUND              RUSSELL 2500 VALUE              S&P 500
12/31/86                   10,203                       9,757                      9,849
12/31/87                   11,367                       9,281                     10,366
12/31/88                   15,905                      11,848                     12,088
12/31/89                   19,900                      13,648                     15,916
12/31/90                   16,699                      11,274                     15,424
12/31/91                   22,163                      15,857                     20,122
12/31/92                   24,763                      19,806                     21,655
12/31/93                   26,924                      23,629                     23,833
12/31/94                   25,786                      23,320                     24,148
12/31/95                   30,562                      30,260                     33,223
12/31/96                   37,747                      36,980                     40,851
12/31/97                   51,502                      49,218                     54,481
12/31/98                   56,595                      48,272                     70,051
12/31/99                   53,335                      48,992                     84,800
12/31/00                   68,677                      59,176                     77,061
12/31/01                   78,438                      64,940                     67,904
12/31/02                   74,371                      58,527                     52,898
12/31/03                   95,222                      84,824                     68,071
03/31/04                  101,638                      90,064                     69,224

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

1    CAESARS ENTERTAINMENT, INC.
     World's largest casino gaming company

2    LEE ENTERPRISES, INC.
     Newspaper publisher

3    MARKEL CORP.
     Specialty insurance provider

4    AMERICAN GREETINGS CORP.
     World's second largest producer of greeting cards

5    IDEX CORP.
     Industrial product manufacturer

6    JANUS CAPITAL GROUP INC.
     Mutual fund manager

7    INVACARE CORP.
     Leading producer of medical equipment

8    NEIMAN MARCUS GROUP, INC., CLASS A
     Premier luxury retailer

9    VALASSIS COMMUNICATIONS, INC.
     Preeminent marketing services company

10   HERMAN MILLER, INC.
     Manufacturer of office furniture

*The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 is a broad market-weighted index dominated by large cap stocks. The Russell 2500 Value Index measures the performance of small and mid-sized, value-oriented companies with low price-to-earnings ratios. The Russell 2000 Value Index measures the performance of smaller, value-oriented companies with lower price-to-earnings ratios. The Russell 2000 Index measures the performance of smaller companies. All indices are unmanaged, and an investor cannot invest directly in an index.

ARIEL FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES     COMMON STOCKS--88.04%                                            COST                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
                     CONSUMER DISCRETIONARY & SERVICES--32.96%
       4,041,675       American Greetings Corp. *                          $    58,428,592              $    92,028,940
         554,800       Argosy Gaming Co. *                                      17,376,285                   19,723,140
       1,629,133       Bob Evans Farms, Inc.                                    34,239,534                   52,849,074
       8,454,600       Caesars Entertainment, Inc. *                            64,611,005                  110,247,984
         769,600       DeVry, Inc. *                                            11,434,803                   23,203,440
         107,200       Grey Global Group, Inc.                                  64,667,170                   73,968,000
       1,714,800       Harte-Hanks, Inc.                                        38,221,233                   40,160,616
       2,797,325       Hasbro, Inc.                                             36,964,218                   60,841,819
       1,612,700       Journal Register Co. *                                   31,799,105                   33,705,430
       2,329,000       Lee Enterprises, Inc.                                    78,792,501                  105,224,220
         760,700       Matthews International Corp.                             16,020,078                   25,255,240
       1,580,750       Neiman Marcus Group, Inc., Class A                       47,365,175                   85,265,655
         878,800       Radio One, Inc., Class D *                               12,549,695                   16,257,800
       5,165,600       ServiceMaster Co.                                        59,861,682                   62,038,856
       2,758,250       Valassis Communications, Inc. *++                        82,027,596                   83,850,800
         216,150       WMS Industries, Inc. *                                    3,240,112                    6,700,650
                                                                           --------------------------------------------
                                                                               657,598,784                  891,321,664
                                                                           --------------------------------------------
                     CONSUMER STAPLES--4.38%
         875,453       J.M. Smucker Co.                                         28,901,790                   46,206,409
       1,481,600       Longs Drug Stores Corp.                                  30,277,558                   27,898,528
       1,320,300       McCormick & Co., Inc.                                    23,972,434                   44,256,456
                                                                           --------------------------------------------
                                                                                83,151,782                  118,361,393
                                                                           --------------------------------------------
                     FINANCIAL SERVICES--19.55%
       1,535,800       Certegy Inc.                                             50,651,955                   53,783,716
       2,017,550       HCC Insurance Holdings, Inc.                             48,157,720                   65,227,392
       3,316,175       Horace Mann Educators Corp.++                            62,722,417                   52,130,271
       5,417,200       Janus Capital Group Inc.                                 71,409,486                   88,733,736
         333,725       Markel Corp. *                                           70,134,680                   96,079,427
       1,381,700       Rouse Co.                                                36,423,253                   74,059,120
       3,086,600       Sotheby's Holdings, Inc. *                               37,692,628                   39,662,810
       2,405,300       Waddell & Reed Financial, Inc.                           48,038,520                   58,977,956
                                                                           --------------------------------------------
                                                                               425,230,659                  528,654,428
                                                                           --------------------------------------------
                     HEALTH CARE--6.55%
       1,800,400       Apogent Technologies, Inc. *                             50,201,847                   55,236,272
       1,939,000       Invacare Corp.                                           67,965,154                   87,526,460
       1,258,750       Sybron Dental Specialties, Inc. *                        24,437,826                   34,300,938
                                                                           --------------------------------------------
                                                                               142,604,827                  177,063,670
                                                                           --------------------------------------------
                     MATERIALS & PROCESSING--7.04%
       1,461,655       Brady Corp.                                              46,030,172                   55,659,822
       1,220,875       Energizer Holdings, Inc. *                               24,463,015                   57,002,654
       2,100,300       Interface, Inc. *                                        13,672,179                   16,697,385
       2,368,300       Jones Lang LaSalle, Inc. *++                             41,920,285                   60,888,993
                                                                           --------------------------------------------
                                                                               126,085,651                  190,248,854
                                                                           --------------------------------------------
                     PRODUCER DURABLES--14.04%
       3,946,300       Andrew Corp. *                                           33,665,588                   69,060,250
         946,770       General Binding Corp. *                                  13,845,655                   16,095,090
       2,358,935       Graco, Inc.                                              34,868,781                   68,668,583
       2,995,000       Herman Miller, Inc.                                      61,637,035                   79,756,850
       2,100,500       IDEX Corp.++                                             68,452,628                   91,329,740
       4,208,600       Steelcase, Inc.                                          54,723,549                   54,711,800
                                                                           --------------------------------------------
                                                                               267,193,236                  379,622,313
                                                                           --------------------------------------------
                     TECHNOLOGY--3.52%
       2,440,150       Anixter International, Inc.++                            59,767,665                   68,934,238
         709,300       Littelfuse, Inc. *                                       17,824,884                   26,385,960
                                                                           --------------------------------------------
                                                                                77,592,549                   95,320,198
                                                                           --------------------------------------------

                     Total Common Stocks                                     1,779,457,488                2,380,592,520
                                                                           --------------------------------------------

PRINCIPAL AMOUNT     REPURCHASE AGREEMENTS--12.17%                                    COST                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
   $ 329,251,865     State Street Bank & Trust Co., 0.45%, dated
                     3/31/2004, due 4/1/2004, repurchase price
                     $329,255,981 (collateralized by U. S. Treasury
                     Bonds, 6.375%-8.75% due 5/15/2016-8/15/2027)              329,251,865                  329,251,865
                                                                           --------------------------------------------
                     Total Repurchase Agreements                               329,251,865                  329,251,865
                                                                           --------------------------------------------
                     Total Investments-100.21%                             $ 2,108,709,353                2,709,844,385
                                                                           ===============
                     Liabilities less Other Assets-(0.21)%                                                   (5,745,413)
                                                                                                        ---------------
                     NET ASSETS-100.00%                                                                 $ 2,704,098,972
                                                                                                        ===============

* Non-income producing.
++Affiliated company (See Note Six).
  The accompanying notes are an integral part of the financial statements.

ARIEL FUND STATISTICAL SUMMARY                        MARCH 31, 2004 (UNAUDITED)

                                                       52-WEEK RANGE     EARNINGS PER SHARE       P/E CALENDAR
                                                      ---------------    -------------------   ------------------
                                                                           2003      2004       2003      2004     MARKET
                                  TICKER     PRICE                        ACTUAL   ESTIMATED   ACTUAL   ESTIMATED   CAP.
COMPANY                           SYMBOL    3/31/04     LOW      HIGH    CALENDAR  CALENDAR      P/E       P/E      ($MM)
General Binding Corp.              GBND      17.00      7.55     20.44      0.72       0.96      23.6      17.7       274

Interface, Inc.                    IFSIA      7.95      2.54      8.63     -0.36       0.10        NM      79.5       410

Horace Mann Educators Corp.         HMN      15.72     12.81     16.95     -0.06       1.31        NM      12.0       672

Longs Drug Stores Corp.             LDG      18.83     13.81     25.60      0.98       1.05      19.2      17.9       706

Sotheby's Holdings, Inc.            BID      12.85      6.42     15.93     -0.24       0.25        NM      51.4       791

Jones Lang LaSalle, Inc.            JLL      25.71     13.52     26.55      1.12       1.35      23.0      19.0       819

Littelfuse, Inc.                   LFUS      37.20     17.25     38.25      0.70       1.21      53.1      30.7       821

Journal Register Co.                JRC      20.90     15.02     21.31      1.18       1.28      17.7      16.3       876

Brady Corp.                         BRC      38.08     27.55     43.46      1.54       1.85      24.7      20.6       900

WMS Industries, Inc.                WMS      31.00     12.00     32.40     -0.04       0.66        NM      47.0       926

Grey Global Group, Inc.            GREY     688.54    601.00    823.25     18.64      23.08      36.9      29.8       947

Anixter International, Inc.         AXE      28.25     20.85     31.15      1.23       1.50      23.0      18.8     1,034

Argosy Gaming Co.                   AGY      35.55     17.70     36.18      1.90       2.14      18.7      16.6     1,045

Sybron Dental Specialties, Inc.     SYD      27.25     16.90     32.14      1.51       1.60      18.0      17.0     1,047

Matthews International Corp.       MATW      33.20     22.56     33.39      1.45       1.61      22.9      20.6     1,068

Bob Evans Farms, Inc.              BOBE      32.33     23.00     34.37      2.05       2.18      15.8      14.8     1,138

Invacare Corp.                      IVC      45.14     29.68     46.58      2.25       2.59      20.1      17.4     1,409

IDEX Corp.                          IEX      43.48     28.63     43.66      1.87       2.22      23.3      19.6     1,440

American Greetings Corp.            AM       22.77     12.78     23.45      1.53       1.65      14.9      13.8     1,526

Valassis Communications, Inc.       VCI      30.40     23.50     32.21      2.03       1.74      15.0      17.5     1,583

Steelcase, Inc.                     SCS      13.00      8.54     14.68     -0.05       0.13        NM        NM     1,923

Herman Miller, Inc.                MLHR      26.60     15.80     29.74      0.43       0.70      61.9      38.0     1,937

Radio One, Inc.                    ROIAK     18.50     13.11     19.83      0.29       0.37      63.8      50.0     1,940

Waddell & Reed Financial, Inc.      WDR      24.52     17.35     27.72      1.13       1.50      21.7      16.3     1,999

Graco, Inc.                         GGG      29.11     27.70     29.40      1.85       2.06      15.7      14.1     2,005

Lee Enterprises, Inc.               LEE      45.18     31.10     46.94      1.80       2.01      25.1      22.5     2,030

Harte-Hanks, Inc.                   HHS      23.42     17.19     23.42      0.98       1.09      23.9      21.5     2,050

HCC Insurance Holdings, Inc.        HCC      32.33     25.03     34.75      2.23       2.69      14.5      12.0     2,081

DeVry, Inc.                         DV       30.15     18.18     31.90      0.82       0.98      36.8      30.8     2,113

Certegy Inc.                        CEY      35.02     24.22     35.24      1.42       1.75      24.7      20.0     2,253

J.M. Smucker Co.                    SJM      52.78     34.64     52.87      2.33       2.59      22.7      20.4     2,644

Neiman Marcus Group, Inc.          NMG.A     53.94     28.50     59.70      3.24       3.69      16.6      14.6     2,656

Apogent Technologies, Inc.          AOT      30.68     14.45     31.23      1.36       1.64      22.6      18.7     2,717

Andrew Corp.                       ANDW      17.50      5.23     18.98      0.19       0.57      92.1      30.7     2,779

Markel Corp.                        MKL     287.90    216.00    288.11      9.56      19.32      30.1      14.9     2,837

ServiceMaster Co.                   SVM      12.01      8.97     12.10      0.56       0.62      21.4      19.4     3,531

Energizer Holdings, Inc.            ENR      46.69     24.81     47.88      3.00       3.22      15.6      14.5     3,803

Hasbro, Inc.                        HAS      21.75     13.66     22.98      1.20       1.38      18.1      15.8     3,826

Janus Capital Group Inc.            JNS      16.38     11.33     19.00      0.90       0.82      18.2      20.0     3,923

Caesars Entertainment, Inc.         CZR      13.04      6.88     13.74      0.49       0.68      26.6      19.2     3,987

McCormick & Co., Inc.               MKC      33.52     23.69     33.61      1.44       1.57      23.3      21.4     4,604

Rouse Co.                           RSE      53.60     34.15     53.60      3.85       4.15      13.9      12.9     5,488

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items.
Rouse Co. estimates are before depreciation and deferred taxes. Radio One estimates are before depreciation and amortization. NM=Not Meaningful. Energizer, Harte-Hanks and ServiceMaster estimates are before amortization. All estimates of future earnings per share shown in this table are prepared by Ariel Capital Management research analysts. P/E ratios are based on earnings stated and 3/31/04 stock price.

ARIEL APPRECIATION FUND                                                    CAAPX

MANAGEMENT DISCUSSION

Q:   HOW DID ARIEL APPRECIATION FUND PERFORM AGAINST ITS BENCHMARK?

A: For the quarter ending March 31, 2004, the performance of mid-cap stocks was a bit more muted than that of their small cap brethren. As such, the medium-sized companies comprising Ariel Appreciation Fund returned +3.72% during the quarter. The Russell Midcap Value Index managed a +5.35% gain. Meanwhile, large cap stocks were even more subdued as evidenced by the comparatively puny +1.69% rise of the Standard & Poor's 500 Index.

Q:   WHAT DROVE ARIEL APPRECIATION FUND'S PERFORMANCE?

A: Like Ariel Fund, Ariel Appreciation Fund benefited from the market's rotation given our inherent consumer bias. That said, a few stock-specific issues muted the positive effect of the sector's newfound attention. Beyond the consumer area, the Fund was positively impacted by its Health Care holdings. Conversely, the Fund's Financial Services issues were lackluster which we view as a natural and temporary overreaction in an environment fearing rising interest rates.

Q:   WHAT STOCKS DID ARIEL APPRECIATION FUND BUY OR SELL DURING THE QUARTER?

A: Drug manufacturer, Schering-Plough Corporation (NYSE: SGP) was the one addition to the Ariel Appreciation Fund portfolio. On the sale side, we eliminated our positions in both Kroger (NYSE: KR) and Safeway (NYSE: SWY) in response to deteriorating fundamentals in the supermarket business.

Q:   WHAT IS ARIEL APPRECIATION FUND'S LONGER-TERM TRACK RECORD?

A: Over the long-term, Ariel Appreciation Fund has outperformed both its benchmarks since inception. Specifically, during this period, the Fund gained +13.38% compared to +13.20% for the Russell Midcap Value Index and +12.80% for the Russell Midcap Index as of March 31, 2004. Additionally, Ariel Appreciation Fund has earned a four star (****) Overall Rating from mutual fund tracker, Morningstar, Inc. for the period ended March 31, 2004. Ariel Appreciation Fund was rated four stars among 246, three stars among 148 and four stars among 47 domestic mid-cap blend funds for the three-, five- and ten-year periods ended 03/31/04, respectively. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. These ratings change monthly. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings. Morningstar does not guarantee the accuracy of this information.

ARIEL APPRECIATION FUND PERFORMANCE SUMMARY          INCEPTION: DECEMBER 1, 1989

ABOUT THE FUND

Ariel Appreciation Fund pursues long-term capital appreciation by investing in under-valued firms with growth potential. Like Ariel Fund, this Fund seeks out issuers that provide quality products or services. To capture anticipated growth, the Fund will hold investments for a relatively long period--usually three to five years. The Fund primarily invests in companies with market capitalizations between $2.5 billion and $20 billion at the time of investment, with an emphasis on medium capitalization (mid-cap) stocks.

PORTFOLIO COMPOSITION

                                        ARIEL    RUSSELL
                                        APPRE-   MIDCAP      S&P
                                       CIATION    VALUE      500
                                        FUND      INDEX     INDEX
Financial Services                      40.5%     32.7%     22.5%

Consumer Discretionary & Services       28.7%     13.2%     14.1%

Health Care                             17.1%      3.3%     13.0%

Producer Durables                        3.9%      6.3%      4.1%

Cash & Other                             3.9%      3.0%      4.9%

Consumer Staples                         3.5%      4.2%      7.7%

Utilities                                2.4%     11.8%      6.9%

Technology                               0.0%      8.8%     14.9%

Materials & Processing                   0.0%      8.4%      3.4%

Other Energy                             0.0%      3.5%      1.7%

Autos & Transportation                   0.0%      3.1%      2.4%

Integrated Oils                          0.0%      1.7%      4.4%

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2004 (ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS)*

                                 1ST QUARTER     YTD       1 YEAR     3 YEAR     5 YEAR     10 YEAR    LIFE OF FUND
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund            +3.72%       +3.72%     +46.14%    +11.59%    +10.27%    +14.71%       +13.38%

Russell Midcap Value Index         +5.35%       +5.35%     +51.60%    +11.71%    +10.57%    +13.96%       +13.20%

Russell Midcap Index               +5.14%       +5.14%     +50.83%     +9.18%     +8.42%    +13.08%       +12.80%

S&P 500 Index                      +1.69%       +1.69%     +35.12%     +0.63%     -1.20%    +11.68%       +10.98%

Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.

[CHART]

THE VALUE OF A $10,000 INVESTMENT IN ARIEL APPRECIATION FUND

                              APPREC FUND            RUSSELL MIDCAP VALUE             S&P 500
12/31/89                        10,054                      10,119                     10,240
12/31/90                         9,902                       8,492                      9,923
12/31/91                        13,185                      11,712                     12,947
12/31/92                        14,930                      14,251                     13,933
12/31/93                        16,115                      16,478                     15,334
12/31/94                        14,763                      16,127                     15,537
12/31/95                        18,330                      21,761                     21,375
12/31/96                        22,678                      26,169                     26,283
12/31/97                        31,283                      35,163                     35,053
12/31/98                        37,399                      36,951                     45,070
12/31/99                        35,982                      36,910                     54,559
12/31/00                        42,755                      43,989                     49,580
12/31/01                        49,694                      45,012                     43,689
12/31/02                        44,546                      40,671                     34,034
12/31/03                        58,344                      56,153                     43,796
03/31/04                        60,514                      59,155                     44,538

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

1    BAXTER INTERNATIONAL, INC.
     Diversified healthcare manufacturer

2    NORTHERN TRUST CORP.
     Preeminent personal and institutional trust company

3    MBIA, INC.
     Prominent insurer of municipal bonds

4    IMS HEALTH, INC.
     Leading provider of healthcare data

5    ACCENTURE LTD.
     Leading information and technology consultant

6    PITNEY BOWES, INC.
     Top manufacturer of mailing equipment

7    MBNA CORP.
     Prominent issuer of bank credit cards

8    CENDANT CORP.
     Global provider of consumer and business services

9    INTERPUBLIC GROUP OF COS., INC.
     Leading global advertising conglomerate

10   ROUSE CO.
     Retail mall developer

*The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 is a broad market-weighted index dominated by large cap stocks. The Russell Midcap Index measures the performance of mid-sized companies. The Russell Midcap Value Index measures the performance of mid-sized, value-oriented companies with lower price-to-earnings ratios. All indices are unmanaged, and an investor cannot invest directly in an index.

ARIEL APPRECIATION FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES     COMMON STOCKS--96.18%                                            COST                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
                     CONSUMER DISCRETIONARY & SERVICES--28.74%
       4,807,200       Accenture Ltd. *                                    $    79,325,619              $   119,218,560
       1,017,900       Black & Decker Corp.                                     39,806,786                   57,959,226
       1,513,850       Carnival Corp.                                           35,347,675                   67,987,003
       4,062,295       Cendant Corp.                                            55,133,412                   99,079,375
       2,300,675       Harte-Hanks, Inc.                                        37,178,018                   53,881,809
       5,844,400       Interpublic Group of Cos., Inc. *                       103,485,425                   89,886,872
         761,800       McClatchy Co.                                            35,581,952                   54,118,272
         801,200       Omnicom Group Inc.                                       52,235,670                   64,296,300
       2,747,895       ServiceMaster Co.                                        34,823,279                   33,002,219
       1,503,925       Tribune Co.                                              67,141,862                   75,857,977
       2,244,800       Yum! Brands, Inc. *                                      57,467,482                   85,279,952
                                                                           --------------------------------------------
                                                                               597,527,180                  800,567,565
                                                                           --------------------------------------------
                     CONSUMER STAPLES--3.53%
       1,318,472       Clorox Co.                                               53,774,680                   64,486,465
       1,011,540       McCormick & Co., Inc.                                    17,584,125                   33,906,821
                                                                           --------------------------------------------
                                                                                71,358,805                   98,393,286
                                                                           --------------------------------------------
                     FINANCIAL SERVICES--40.53%
       2,176,425       Banknorth Group, Inc.                                    68,410,232                   74,085,507
       1,022,500       Certegy Inc.                                             29,636,258                   35,807,950
       1,505,872       Dun & Bradstreet Corp. *                                 49,023,668                   80,564,152
       2,287,150       Equifax, Inc.                                            52,552,703                   59,054,213
       1,402,600       Franklin Resources, Inc.                                 57,477,793                   78,096,768
       4,197,800       Janus Capital Group Inc.                                 52,218,070                   68,759,964
       1,988,692       MBIA, Inc.                                               88,766,439                  124,690,988
       3,606,037       MBNA Corp.                                               77,243,137                   99,634,802
       2,827,000       Northern Trust Corp.                                    104,003,221                  131,709,930
       1,648,000       Rouse Co.                                                48,164,321                   88,332,800
       1,850,300       St. Paul Travelers Cos., Inc.                            63,319,468                   74,030,503
       3,149,265       SunGard Data Systems, Inc. *                             82,551,261                   86,289,861
       1,140,750       T. Rowe Price Group, Inc.                                42,920,887                   61,406,573
         876,200       XL Capital Ltd.                                          68,171,817                   66,626,248
                                                                           --------------------------------------------
                                                                               884,459,275                1,129,090,259
                                                                           --------------------------------------------
                     HEALTH CARE--17.09%
       2,782,995       Apogent Technologies, Inc. *                             55,789,560                   85,382,287
       4,334,150       Baxter International, Inc.                              110,497,656                  133,881,893
       5,167,960       IMS Health, Inc.                                         88,096,811                  120,206,750
       1,583,100       Omnicare, Inc.                                           47,503,918                   70,178,823
       4,097,800       Schering-Plough Corp.                                    68,710,138                   66,466,316
                                                                           --------------------------------------------
                                                                               370,598,083                  476,116,069
                                                                           --------------------------------------------
                     PRODUCER DURABLES--3.88%
       2,536,000       Pitney Bowes, Inc.                                       94,815,803                  108,058,960
                                                                           --------------------------------------------

                     UTILITIES--2.41%
       2,447,700       CenturyTel, Inc.                                         73,973,668                   67,287,273
                                                                           --------------------------------------------

                     Total Common Stocks                                     2,092,732,814                2,679,513,412
                                                                           --------------------------------------------

PRINCIPAL AMOUNT     REPURCHASE AGREEMENTS--4.65%                                     COST                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
   $ 129,525,019     State Street Bank & Trust Co., 0.45%, dated
                     3/31/2004, due 4/1/2004, repurchase price
                     $129,526,638 (collateralized by U. S. Treasury
                     Bonds, 8.125%-8.75% due 5/15/2020-5/15/2021)              129,525,019                  129,525,019
                                                                           --------------------------------------------
                     Total Repurchase Agreements                               129,525,019                  129,525,019
                                                                           --------------------------------------------
                     Total Investments-100.83%                             $ 2,222,257,833                2,809,038,431
                                                                           ===============
                     Liabilities less Other Assets-(0.83)%                                                  (23,029,250)
                                                                                                        ---------------
                     NET ASSETS-100.00%                                                                 $ 2,786,009,181
                                                                                                        ===============

*Non-income producing.
 The accompanying notes are an integral part of the financial statements.

ARIEL APPRECIATION FUND STATISTICAL SUMMARY           MARCH 31, 2004 (UNAUDITED)

                                                        52-WEEK RANGE     EARNINGS PER SHARE      P/E CALENDAR
                                                      ----------------   -------------------   ------------------
                                                                           2003      2004       2003      2004     MARKET
                                  TICKER     PRICE                        ACTUAL   ESTIMATED   ACTUAL   ESTIMATED   CAP.
COMPANY                           SYMBOL    3/31/04     LOW      HIGH    CALENDAR  CALENDAR      P/E       P/E      ($MM)
Harte-Hanks, Inc.                   HHS      23.42     17.19     23.42      0.98       1.09      23.9      21.5     2,050

Certegy Inc.                        CEY      35.02     24.22     35.24      1.42       1.75      24.7      20.0     2,253

Apogent Technologies, Inc.          AOT      30.68     14.45     31.23      1.36       1.64      22.6      18.7     2,717

McClatchy Co.                       MNI      71.04     52.70     72.05      3.06       3.27      23.2      21.7     3,291

ServiceMaster Co.                   SVM      12.01      8.97     12.10      0.56       0.62      21.4      19.4     3,531

Equifax, Inc.                       EFX      25.82     19.51     27.59      1.31       1.60      19.7      16.1     3,561

Dun & Bradstreet Corp.              DNB      53.50     34.00     57.01      2.56       2.93      20.9      18.3     3,834

CenturyTel, Inc.                    CTL      27.49     26.20     36.76      2.38       2.34      11.6      11.7     3,911

Janus Capital Group Inc.            JNS      16.38     11.33     19.00      0.90       0.82      18.2      20.0     3,923

Black & Decker Corp.                BDK      56.94     33.89     57.23      4.02       4.42      14.2      12.9     4,467

Omnicare, Inc.                      OCR      44.33     24.52     47.80      2.01       2.61      22.1      17.0     4,579

McCormick & Co., Inc.               MKC      33.52     23.69     33.61      1.44       1.57      23.3      21.4     4,604

IMS Health, Inc.                    RX       23.26     13.68     26.80      1.05       1.14      22.2      20.4     5,460

Rouse Co.                           RSE      53.60     34.15     53.60      3.85       4.15      13.9      12.9     5,488

Banknorth Group, Inc.               BNK      34.04     21.09     34.45      2.18       2.38      15.6      14.3     5,543

Interpublic Group of Cos., Inc.     IPG      15.38      9.19     17.31     -1.19       0.70        NM      22.0     6,431

T. Rowe Price Group, Inc.          TROW      53.83     26.20     56.93      1.77       2.55      30.4      21.1     6,775

SunGard Data Systems, Inc.          SDS      27.40     20.00     31.65      1.27       1.41      21.6      19.4     7,924

MBIA, Inc.                          MBI      62.70     38.22     67.34      4.80       5.26      13.1      11.9     9,053

St. Paul Travelers Cos., Inc.       SPC      40.01     31.51     43.63      2.55       4.60      15.7       8.7     9,166

Pitney Bowes, Inc.                  PBI      42.61     31.60     43.78      2.41       2.48      17.7      17.2     9,908

Northern Trust Corp.               NTRS      46.59     30.22     51.35      1.98       2.30      23.5      20.3    10,269

Clorox Co.                          CLX      48.91     41.40     50.95      2.42       2.68      20.2      18.3    10,278

XL Capital Ltd.                     XL       76.04     67.05     88.87      2.12       9.20      35.9       8.3    10,496

Yum! Brands, Inc.                   YUM      37.99     22.94     39.02      2.06       2.28      18.4      16.7    11,058

Franklin Resources, Inc.            BEN      55.68     32.84     62.10      2.20       3.05      25.3      18.3    13,887

Omnicom Group Inc.                  OMC      80.25     53.01     88.82      3.59       4.01      22.4      20.0    15,290

Tribune Co.                         TRB      50.44     44.28     53.00      2.12       2.41      23.8      20.9    16,654

Baxter International, Inc.          BAX      30.89     18.18     32.16      1.85       1.85      16.7      16.7    18,915

Accenture Ltd.                      ACN      24.80     13.45     26.95      1.05       1.14      23.6      21.8    23,315

Schering-Plough Corp.               SGP      16.22     14.16     20.92      0.31       0.04      52.3     405.5    23,863

Cendant Corp.                       CD       24.39     12.53     24.26      1.41       1.66      17.3      14.7    24,577

Carnival Corp.                      CCL      44.91     23.67     46.30      1.31       2.12      34.3      21.2    28,359

MBNA Corp.                          KRB      27.63     14.52     29.05      1.79       2.04      15.4      13.5    35,302

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items.
Rouse Co. estimates are before depreciation and deferred taxes. Harte-Hanks and ServiceMaster estimates are before amortization.
NM=Not Meaningful.
All estimates of future earnings per share shown in this table are prepared by Ariel Capital Management research analysts.
P/E ratios are based on earnings stated and 3/31/04 stock price.

ARIEL PREMIER GROWTH FUND                                  INVESTOR CLASS: APGFX
                                                      INSTITUTIONAL CLASS: APGRX

MANAGEMENT DISCUSSION

Q:   HOW DID ARIEL PREMIER GROWTH FUND PERFORM AGAINST ITS BENCHMARK?

A: For the quarter ended March 31, 2004, Ariel Premier Growth Fund, Investor Class gained +0.87% and the Institutional Class rose +1.08%. These results were in line with the return of the Russell 1000 Growth Index at +0.79%.

Q:   WHAT DROVE ARIEL PREMIER GROWTH FUND'S PERFORMANCE?

A: During the most recent quarter, the Fund's Health Care holdings performed well with Forest Laboratories (NYSE: FRX), Boston Scientific (NYSE: BSX), Teva (NASDAQ: TEVA) and Aetna (NYSE: AET) posting positive returns. BJ Services (NYSE: BJS), an Energy company, was also a positive contributor. In the Financial Services sector, MBNA Corp. (NYSE: KRB) and SLM Corp. (NYSE: SLM) each produced double-digit gains. Conversely, Media and Communication holdings created a drag on the Fund's results.

Q:   WHAT STOCKS DID ARIEL PREMIER GROWTH FUND BUY OR SELL DURING THE QUARTER?

A: During the past quarter, the Fund purchased shares of Cisco Systems (NASDAQ: CSCO) and Federal National Mortgage Corp. (Fannie Mae) (NYSE:
     FNM). On the sell side, the Fund eliminated two previously meaningful positions, Forest Laboratories (NYSE: FRX) and Nokia (NYSE: NOK).

Q:   WHAT IS ARIEL PREMIER GROWTH FUND'S LONGER-TERM RECORD?

A: Ariel Premier Growth Fund has existed for just over two years (inception date: 2/1/02), which has been a difficult period for growth stocks. The Fund has returned -3.49% for the Investor Class and -3.01% for the Institutional Class since inception, versus a return of -1.87% for the Russell 1000 Growth Index.

ARIEL PREMIER GROWTH FUND PERFORMANCE SUMMARY        INCEPTION: FEBRUARY 1, 2002

ABOUT THE FUND
Ariel Premier Growth Fund pursues long-term capital appreciation by investing in a small number of large companies which it believes to have exceptional growth prospects. The Fund generally invests in companies with market capitalizations greater than $10 billion at the time of investment, with an emphasis on large capitalization (large cap) stocks.

PORTFOLIO COMPOSITION

                                         ARIEL         RUSSELL
                                        PREMIER         1000            S&P
                                        GROWTH         GROWTH           500
                                         FUND           INDEX          INDEX
Technology                               26.0%          22.4%          14.9%

Health Care                              21.5%          24.2%          13.0%

Consumer Discretionary & Services        16.5%          17.7%          14.1%

Financial Services                       10.6%          10.8%          22.5%

Other Common Stock                        9.3%           6.9%           4.9%

Producer Durables                         5.6%           3.5%           4.1%

Consumer Staples                          4.9%           8.8%           7.7%

Cash & Other                              2.8%           0.0%           0.0%

Other Energy                              1.5%           1.2%           1.7%

Utilities                                 1.3%           1.6%           6.9%

Autos & Transportation                    0.0%           1.6%           2.4%

Materials & Processing                    0.0%           1.3%           3.4%

Integrated Oils                           0.0%           0.0%           4.4%

*The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 is a broad market-weighted index dominated by blue-chip stocks. The Russell 1000 Growth Index is a broad market-weighted index dominated by large-sized companies believed to have higher projected growth prospects. All indexes are unmanaged, and an investor cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2004 (ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS)*

                                            1ST QUARTER    YTD     1 YEAR    3 YEAR   5 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------
Ariel Premier Growth Fund, Investor            +0.87%     +0.87%   +26.85%      -        -        -3.49%

Ariel Premier Growth Fund, Institutional       +1.08%     +1.08%   +27.52%      -        -        -3.01%

Russell 1000 Growth Index                      +0.79%     +0.79%   +32.18%      -        -        -1.87%

S&P 500 Index                                  +1.69%     +1.69%   +35.12%      -        -        +1.58%

[CHART]

THE VALUE OF A $10,000 INVESTMENT IN ARIEL PREMIER GROWTH FUND, INVESTOR CLASS

                            ARIEL PREMIER GROWTH FUND

                                RUSSELL 1000
As of:       INVESTOR CLASS     GROWTH INDEX     S&P 500
02/28/02              9,580            9,585       9,807
03/31/02             10,110            9,917      10,176
04/30/02              9,250            9,107       9,559
05/31/02              9,040            8,887       9,489
06/30/02              8,240            8,065       8,813
07/31/02              7,680            7,621       8,126
08/31/02              7,720            7,644       8,179
09/30/02              6,900            6,851       7,290
10/31/02              7,540            7,480       7,932
11/30/02              7,890            7,886       8,399
12/31/02              7,340            7,341       7,905
01/31/03              7,180            7,163       7,698
02/28/03              7,210            7,130       7,583
03/31/03              7,300            7,263       7,656
04/30/03              7,760            7,800       8,287
05/31/03              7,950            8,189       8,724
06/30/03              8,040            8,302       8,835
07/31/03              8,260            8,509       8,991
08/31/03              8,500            8,720       9,166
09/30/03              8,290            8,627       9,069
10/31/03              8,810            9,111       9,582
11/30/03              8,930            9,207       9,666
12/31/03              9,180            9,525      10,173
01/31/04              9,350            9,720      10,360
02/29/04              9,350            9,782      10,504
03/31/04              9,260            9,600      10,345


[CHART]

THE VALUE OF A $1,000,000 INVESTMENT IN ARIEL PREMIER GROWTH FUND, INSTITUTIONAL CLASS

                            ARIEL PREMIER GROWTH FUND

                                     RUSSELL 1000
As of:       INSTITUTIONAL CLASS     GROWTH INDEX       S&P 500
02/28/02                 958,000          958,501       980,716
03/31/02               1,012,000          991,653     1,017,604
04/30/02                 926,000          910,719       955,909
05/31/02                 905,000          888,686       948,867
06/30/02                 825,000          806,479       881,281
07/31/02                 770,000          762,142       812,578
08/31/02                 775,000          764,421       817,910
09/30/02                 692,000          685,128       729,018
10/31/02                 757,000          747,976       793,186
11/30/02                 792,000          788,602       839,871
12/31/02                 737,000          734,129       790,534
01/31/03                 721,000          716,315       769,824
02/28/03                 725,000          713,026       758,273
03/31/03                 734,000          726,296       765,636
04/30/03                 780,000          779,996       828,704
05/31/03                 800,000          818,929       872,363
06/30/03                 810,000          830,206       883,487
07/31/03                 832,000          850,864       899,066
08/31/03                 856,000          872,026       916,597
09/30/03                 836,000          862,690       906,870
10/31/03                 888,000          911,146       958,162
11/30/03                 901,000          920,685       966,591
12/31/03                 926,000          952,525     1,017,291
01/31/04                 944,000          971,978     1,035,962
02/29/04                 944,000          978,153     1,050,357
03/31/04                 936,000          960,008     1,034,511


TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

1  CISCO SYSTEMS, INC.
   World's #1 provider of internet hardware

2  MICROSOFT CORP.
   World's #1 software company

3  GENERAL ELECTRIC CO.
   Diversified manufacturer and financial services company

4  PFIZER, INC.
   Leading pharmaceutical company

5  LIBERTY MEDIA CORP.
   Diversified media company

6  INTEL CORP.
   Foremost provider of computer chips and other components

7  TAIWAN SEMICONDUCTOR MFG. CO., LTD.
   Manufacturer of semiconductors

8  DANAHER CORP.
   Preeminent industrial and consumer product provider

9  PROCTER & GAMBLE CO.
   Country's top producer of household products

10 LOWE'S COS., INC.
   Leading U.S. home improvement chain

ARIEL PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES    COMMON STOCKS--97.23%                                           COST      MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY & SERVICES--16.53%
          12,500      Accenture Ltd. *                                    $      258,249    $      310,000
           2,900      Autozone, Inc. *                                           220,491           249,313
           5,600      Bed Bath & Beyond, Inc. *                                  214,000           233,856
           1,900      Chico's FAS, Inc. *                                         39,683            88,160
           2,500      Home Depot, Inc.                                            81,183            93,400
           3,000      InterActiveCorp *                                          105,937            94,770
           3,900      Kohl's Corp. *                                             210,611           188,487
          69,826      Liberty Media Corp. *                                      768,400           764,595
           9,300      Lowe's Cos., Inc.                                          375,916           522,009
           3,200      Pier 1 Imports, Inc.                                        61,894            75,840
           3,600      Staples, Inc. *                                             85,012            91,404
           4,000      Viacom, Inc., Class B                                      147,498           156,840
           5,300      Wal-Mart Stores, Inc.                                      276,852           316,357
                                                                          --------------------------------
                                                                               2,845,726         3,185,031
                                                                          --------------------------------
                    CONSUMER STAPLES--4.94%
           1,700      Colgate-Palmolive Co.                                       95,859            93,670
           6,200      PepsiCo, Inc.                                              318,330           333,870
           5,000      Procter & Gamble Co.                                       445,319           524,400
                                                                          --------------------------------
                                                                                 859,508           951,940
                                                                          --------------------------------
                    FINANCIAL SERVICES--10.59%
           3,800      American International Group, Inc.                         281,023           271,130
           3,500      Bank of America Corp.                                      284,934           283,430
           5,300      Citigroup, Inc.                                            262,203           274,010
           1,200      Countrywide Financial Corp.                                 99,299           115,080
           4,600      Fannie Mae                                                 357,356           342,010
           1,500      Goldman Sachs Group, Inc.                                  130,963           156,525
           5,400      MBNA Corp.                                                  89,709           149,202
           2,800      Morgan Stanley                                             132,059           160,440
           6,900      SLM Corp.                                                  270,165           288,765
                                                                          --------------------------------
                                                                               1,907,711         2,040,592
                                                                          --------------------------------
                    HEALTH CARE--21.48%
           2,970      Aetna, Inc.                                                172,836           266,468
           6,100      Alcon, Inc.                                                345,986           386,130
           6,700      AmerisourceBergen Corp.                                    367,962           366,356
           3,100      Amgen, Inc. *                                              196,055           180,327
           2,400      Biogen Idec, Inc. *                                        138,813           133,440
          10,200      Boston Scientific Corp. *                                  382,451           432,276
             900      Genentech, Inc. *                                           94,900            95,238
           1,700      Gilead Sciences, Inc. *                                     94,345            94,809
           5,200      Guidant Corp.                                              331,794           329,524
           5,500      Johnson & Johnson                                          292,870           278,960
           2,000      Merck & Co., Inc.                                           96,366            88,380
          21,900      Pfizer, Inc.                                               694,413           767,595
           8,200      Teva Pharmaceutical Industries Ltd., ADR                   445,159           519,962
           3,100      UnitedHealth Group, Inc.                                   192,192           199,764
                                                                          --------------------------------
                                                                               3,846,142         4,139,229
                                                                          --------------------------------

                                                      MARCH 31, 2004 (UNAUDITED)

NUMBER OF SHARES    COMMON STOCKS--97.23% (CONT'D)                                  COST      MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    OTHER--9.25%
           5,200      3M Co.                                              $      307,586    $      425,724
           2,200      Deere & Co.                                                122,930           152,482
          27,300      General Electric Co.                                       818,945           833,196
           4,700      Illinois Tool Works, Inc.                                  325,225           372,381
                                                                          --------------------------------
                                                                               1,574,686         1,783,783
                                                                          --------------------------------
                    OTHER ENERGY--1.50%
           6,700      BJ Services Co. *                                          216,670           289,909
                                                                          --------------------------------
                    PRODUCER DURABLES--5.64%
           6,100      Danaher Corp.                                              374,934           569,557
           6,000      United Technologies Corp.                                  431,857           517,800
                                                                          --------------------------------
                                                                                 806,791         1,087,357
                                                                          --------------------------------
                    TECHNOLOGY--25.98%
           7,700      Analog Devices, Inc.                                       360,098           369,677
          43,900      Cisco Systems, Inc. *                                      815,232         1,032,528
           6,000      Dell, Inc. *                                               191,823           201,720
          27,800      Intel Corp.                                                621,384           756,160
          11,700      Jabil Circuit, Inc. *                                      248,144           344,331
           3,500      Maxim Integrated Products, Inc.                            122,940           164,815
           4,700      Mercury Interactive Corp. *                                227,060           210,560
          36,100      Microsoft Corp.                                            928,968           901,417
          23,500      Oracle Corp. *                                             280,552           282,235
          62,000      Taiwan Semiconductor Mfg. Co., Ltd., ADR *                 683,082           647,280
           2,000      Yahoo!, Inc. *                                              93,165            97,180
                                                                          --------------------------------
                                                                               4,572,448         5,007,903
                                                                          --------------------------------
                    UTILITIES--1.32%
           9,100      Comcast Corp., Class A *                                   217,798           253,708
                                                                          --------------------------------

                    Total Common Stocks                                       16,847,480        18,739,452
                                                                          --------------------------------

PRINCIPAL AMOUNT    REPURCHASE AGREEMENT--2.63%                                     COST      MARKET VALUE
----------------------------------------------------------------------------------------------------------
      $  507,516    State Street Bank & Trust Co., 0.45%, dated
                    3/31/2004, due 4/1/2004, repurchase price $507,522
                    (collateralized by U. S. Treasury Bond, 8.75%,
                    5/15/2017)                                                   507,516           507,516
                                                                          --------------------------------
                    Total Repurchase Agreement                                   507,516           507,516
                                                                          --------------------------------
                    Total Investments-99.86%                              $   17,354,996        19,246,968
                                                                          ==============
                    Other Assets less Liabilities-0.14%                                             25,868
                                                                                            --------------
                    NET ASSETS-100.00%                                                      $   19,272,836
                                                                                            ==============

* Non-income producing.
  ADR after the name of a holding stands for American Depositary Receipt representing foreign securities on deposit with a domestic custodian bank. The accompanying notes are an integral part of the financial statements.

ARIEL PREMIER GROWTH FUND STATISTICAL SUMMARY

                                                             52-WEEK RANGE    EARNINGS PER SHARE       P/E CALENDAR
                                                            ----------------  -------------------  --------------------
                                                                                2003       2004      2003       2004      MARKET
                                          TICKER    PRICE                      ACTUAL   ESTIMATED   ACTUAL    ESTIMATED    CAP.
COMPANY                                   SYMBOL   3/31/04     LOW     HIGH   CALENDAR   CALENDAR     P/E        P/E       ($MM)
Pier 1 Imports, Inc.                        PIR      23.70    15.70    26.19      1.50       1.68       15.8       14.1      2,093

Mercury Interactive Corp.                  MERQ      44.80    30.85    54.00      1.07       1.31       41.8       34.2      4,018

Chico's FAS, Inc.                           CHS      46.40    19.18    47.35      1.47       1.80       31.7       25.7      4,062

Jabil Circuit, Inc.                         JBL      29.43    17.68    32.35      1.03       1.30       28.5       22.7      5,907

AmerisourceBergen Corp.                     ABC      54.68    50.28    73.30      4.13       4.54       13.2       12.0      6,136

BJ Services Co.                             BJS      43.27    30.90    45.73      1.62       1.93       26.7       22.5      6,877

AutoZone, Inc.                              AZO      85.97    72.20   103.53      6.51       7.38       13.2       11.6      7,329

Gilead Sciences, Inc.                      GILD      55.45    41.34    69.99      1.40       1.94       39.7       28.6     11,825

Bed Bath & Beyond, Inc.                    BBBY      41.90    35.48    43.80      1.54       1.81       27.2       23.1     12,502

Staples, Inc.                              SPLS      25.32    18.25    27.77      1.33       1.57       19.0       16.1     12,640

Accenture Ltd.                              ACN      24.80    14.06    26.66      1.15       1.28       21.7       19.4     12,648

Aetna, Inc.                                 AET      89.72    47.03    89.91      6.77       7.79       13.2       11.5     13,684

Danaher Corp.                               DHR      93.37    65.00    95.36      4.09       4.60       22.8       20.3     14,349

Maxim Integrated Products, Inc.            MXIM      46.97    33.85    55.99      1.18       1.54       39.8       30.4     15,407

Kohl's Corp.                                KSS      48.33    41.20    64.49      2.15       2.62       22.5       18.4     16,439

Deere & Co.                                 DE       69.31    40.19    69.94      4.04       4.78       17.2       14.5     17,116

Teva Pharmaceutical Industries Ltd.        TEVA      63.37    44.04    67.20      2.55       3.01       24.8       21.0     17,325

Countrywide Financial Corp.                 CFC      63.93    29.05    64.37      7.14       7.34        9.0        8.7     17,693

Analog Devices, Inc.                        ADI      48.01    26.92    51.39      1.46       2.01       32.9       23.9     17,945

Biogen Idec, Inc.                          BIIB      55.60    30.07    59.21      1.48       1.79       37.6       31.1     18,371

SLM Corp.                                   SLM      41.85    35.70    42.76      2.15       2.49       19.4       16.8     18,536

Alcon, Inc.                                 ACL      63.30    40.64    64.98      2.17       2.52       29.2       25.1     19,529

Guidant Corp.                               GDT      63.37    35.51    72.61      2.45       2.78       25.9       22.8     19,579

InterActiveCorp                            IACI      31.63    25.10    42.74      0.93       1.16       34.1       27.2     22,004

Illinois Tool Works, Inc.                   ITW      79.23    61.52    84.78      3.88       4.41       20.4       18.0     24,453

Yahoo!, Inc.                               YHOO      48.47    22.87    49.74      0.54       0.76       90.1       64.0     28,833

Colgate-Palmolive Co.                       CL       55.10    49.13    60.88      2.63       2.92       21.0       18.9     29,407

Liberty Media Corp.                          L       10.95     9.60    12.32     -0.03      -0.03         NM         NM     31,612

Boston Scientific Corp.                     BSX      42.38    20.63    44.12      1.71       2.34       24.7       18.1     35,017

MBNA Corp.                                  KRB      27.63    15.50    28.78      2.07       2.35       13.3       11.7     35,300

UnitedHealth Group, Inc.                    UNH      64.44    44.76    64.44      3.74       4.34       17.2       14.9     37,569

Taiwan Semiconductor Mfg. Co., Ltd.         TSM      10.44     6.83    12.92      0.57       0.69       18.2       15.2     42,232

Lowe's Cos., Inc.                           LOW      56.13    39.00    60.05      2.66       3.31       21.1       17.0     44,174

United Technologies Corp.                   UTX      86.30    58.75    97.50      5.22       5.82       16.5       14.8     44,364

Goldman Sachs Group, Inc.                   GS      104.35    71.91   109.05      7.94       7.89       13.1       13.2     50,372

Genentech, Inc.                             DNA     105.82    34.99   113.27      1.54       2.06       68.7       51.3     55,528

Oracle Corp.                               ORCL      12.00    11.17    14.89      0.49       0.55       24.3       21.7     62,340

Morgan Stanley                              MWD      57.30    41.43    62.22      4.18       4.46       13.7       12.9     62,896

3M Co.                                      MMM      81.87    60.76    85.48      3.60       4.03       22.8       20.3     64,032

Comcast Corp.                              CMCSA     28.76    28.00    36.13      0.40       0.70       71.8       41.3     64,750

Viacom, Inc.                               VIA.B     39.21    37.00    47.45      1.62       1.83       24.2       21.5     68,014

                                                      MARCH 31, 2004 (UNAUDITED)

                                                             52-WEEK RANGE    EARNINGS PER SHARE       P/E CALENDAR
                                                            ----------------  -------------------  --------------------
                                                                                2003      2004       2003       2004      MARKET
                                          TICKER    PRICE                      ACTUAL   ESTIMATED   ACTUAL    ESTIMATED    CAP.
COMPANY                                   SYMBOL   3/31/04     LOW     HIGH   CALENDAR  CALENDAR      P/E       P/E       ($MM)
Fannie Mae                                  FNM      74.35    60.40    79.88      8.00       8.91        9.3        8.3     72,120

Amgen, Inc.                                AMGN      58.15    57.60    71.54      2.38       2.82       24.5       20.6     74,647

Home Depot, Inc.                            HD       37.36    25.75    37.52      2.09       2.41       17.9       15.5     84,322

Dell, Inc.                                 DELL      33.62    28.01    36.98      1.24       1.47       27.1       22.8     85,933

PepsiCo, Inc.                               PEP      53.85    38.17    53.85      2.30       2.57       23.4       21.0     91,814

Merck & Co., Inc.                           MRK      44.19    40.60    63.24      3.13       3.36       14.1       13.1     98,180

Bank of America Corp.                       BAC      80.98    69.19    83.53      7.15       7.86       11.3       10.3    117,056

Procter & Gamble Co.                        PG      104.88    86.70   105.98      4.59       5.08       22.8       20.7    135,547

Johnson & Johnson                           JNJ      50.72    48.73    58.41      2.95       3.26       17.2       15.6    150,536

Cisco Systems, Inc.                        CSCO      23.57    13.04    29.13      0.72       0.83       32.8       28.3    162,209

Intel Corp.                                INTC      27.20    16.68    34.24      1.23       1.47       22.1       18.6    176,446

American International Group, Inc.          AIG      71.35    52.50    75.12      4.48       5.13       15.9       13.9    186,113

Wal-Mart Stores, Inc.                       WMT      59.69    50.74    61.05      2.37       2.71       25.2       22.1    257,324

Citigroup, Inc.                              C       51.70    36.52    51.94      3.90       4.34       13.2       11.9    266,614

Pfizer, Inc.                                PFE      35.05    29.55    38.85      2.11       2.39       16.6       14.7    267,396

Microsoft Corp.                            MSFT      24.93    23.67    29.96      1.19       1.28       20.9       19.5    268,970

General Electric Co.                        GE       30.52    27.05    34.19      1.57       1.77       19.4       17.3    307,126

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items.
NM=Not Meaningful.
All estimates of future earnings per share shown in this table are prepared by Lincoln Equity Management, LLC and represent consensus earnings per share expectations.
P/E ratios are based on earnings stated and 3/31/04 stock price.

ARIEL PREMIER BOND FUND

                                                           INVESTOR CLASS: APBRX
                                                      INSTITUTIONAL CLASS: APBFX

MANAGEMENT DISCUSSION

Q:   HOW DID ARIEL PREMIER BOND FUND PERFORM AGAINST ITS BENCHMARK?

A: For the first quarter ended March 31, 2004, Ariel Premier Bond Fund, Investor Class returned +2.38% and the Institutional Class posted +2.58%. The results of both classes fell slightly short of the Lehman Brothers Aggregate Bond Index, which returned +2.66% for the quarter.

Q:   WHAT DROVE ARIEL PREMIER BOND FUND'S PERFORMANCE?

A: Since our views were fairly consistent with market consensus, Ariel Premier Bond Fund was positioned to closely mirror the risk profile of the Lehman Brothers Aggregate Bond Index. This strategy resulted in the Fund essentially tracking the benchmark for the three-month period ending March 31, 2004.

Q: HOW IS ARIEL PREMIER BOND FUND POSITIONED CURRENTLY? HAVE THERE BEEN ANY CHANGES IN STRATEGY OVER THE QUARTER?

A: We made two significant changes to Ariel Premier Bond Fund's strategy this quarter. In early March, interest rates declined in response to another weak employment report, so we shortened the Fund's duration. Additionally, we significantly reduced the Fund's mortgage exposure relative to the benchmark as we believe mortgage-backed securities are fairly priced today. The Fund now holds only 11.5% in mortgage-backed securities compared to a weighting of 34.9% in the Lehman Brothers Aggregate Bond Index. Beyond these two moves, the Fund's corporate exposure was modestly increased and agency holdings further reduced.

Q:   HOW HAS ARIEL PREMIER BOND FUND PERFORMED OVER THE LONG TERM?

A: Over the past three years, Ariel Premier Bond Fund has produced an average annual rate of return of +6.63% for the Investor Class and +7.09% for the Institutional Class versus +7.44% for the Lehman Brothers Aggregate Bond Index. We attribute this performance to three factors--our duration strategy, sector weightings and issue selection. Since inception, Ariel Premier Bond Fund, Investor Class returned +6.49% and the Institutional Class gained +6.65%. Both classes fell slightly short of the Lehman Brothers Aggregate Bond Index, which returned +7.52% and +7.31% since inception of the Investor Class and Institutional Class, respectively.

ARIEL PREMIER BOND FUND PERFORMANCE SUMMARY

                                      INVESTOR CLASS INCEPTION: FEBRUARY 1, 1997
                                  INSTITUTIONAL CLASS INCEPTION: OCTOBER 1, 1995

ABOUT THE FUND
Ariel Premier Bond Fund seeks to maximize total return through a combination of income and capital appreciation by investing in high-quality fixed income securities. The Fund may invest in investment-grade bonds including U.S. Government (and government agency) securities, corporate bonds, mortgage-related securities and asset-backed securities. Under normal conditions, at least 80% of the Fund's assets will be invested in fixed income securities rated A or better by the recognized rating agencies. Ariel Premier Bond Fund will not invest in "junk bonds" or other low-rated securities.

PORTFOLIO COMPOSITION

                                               LEHMAN
                                ARIEL         BROTHERS
                               PREMIER       AGGREGATE
                                BOND            BOND
                                FUND           INDEX
Government & Agency             32.2%          34.5%

Cash & Other                    24.0%           0.0%

Corporate                       23.1%          26.3%

Mortgage-Backed                 11.5%          34.9%

Asset-Backed                     6.8%           1.6%

Commercial Mortgage-Backed       2.4%           2.7%

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2004 (ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS)*

                                                   1ST QUARTER    YTD     1 YEAR   3 YEAR   5 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------
Ariel Premier Bond Fund, Investor                     +2.38%     +2.38%   +5.07%   +6.63%   +6.20%      +6.49%

Ariel Premier Bond Fund, Institutional                +2.58%     +2.58%   +5.49%   +7.09%   +6.62%      +6.65%

Lehman Bros. Aggregate Bond Index, Inv. Cl            +2.66%     +2.66%   +5.40%   +7.44%   +7.29%      +7.52%

Lehman Bros. Aggregate Bond Index, Inst. Cl           +2.66%     +2.66%   +5.40%   +7.44%   +7.29%      +7.31%

[CHART]

THE VALUE OF A $10,000 INVESTMENT IN ARIEL PREMIER BOND FUND, INVESTOR CLASS

                                                        LEHMAN BROS.
                          BOND FUND - INV              AGG BOND INDEX
12/31/97                      10,838                      10,932
12/31/98                      11,621                      11,882
12/31/99                      11,509                      11,784
12/31/00                      12,631                      13,154
12/31/01                      13,516                      14,265
12/31/02                      14,758                      15,728
12/31/03                      15,322                      16,373
03/31/04                      15,687                      16,808

[CHART]

THE VALUE OF A $1,000,000 INVESTMENT IN ARIEL PREMIER BOND FUND, INSTITUTIONAL CLASS

                                                        LEHMAN BROS.
                          BOND FUND - INSTIT           AGG BOND INDEX
12/31/95                      1,035,133                   1,042,614
12/31/96                      1,067,769                   1,080,464
12/31/97                      1,165,610                   1,184,777
12/31/98                      1,254,775                   1,287,697
12/31/99                      1,247,639                   1,277,112
12/31/00                      1,373,277                   1,425,587
12/31/01                      1,476,722                   1,545,968
12/31/02                      1,618,818                   1,704,506
12/31/03                      1,685,819                   1,774,462
03/31/04                      1,729,260                   1,821,641

* The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. An investor cannot invest directly in an index.

ARIEL PREMIER BOND FUND SCHEDULE OF INVESTMENTS

       PAR VALUE    ASSET-BACKED SECURITIES--6.78%                                                        COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        173,350    ABSC NIMs Trust, 2003-HE7 A, 7.00%, 12/15/2033+                             $      171,036    $      173,350
         149,104    ABSC NIMs Trust, 2004-HE1 A, 7.00%, 1/17/2034                                      147,465           149,104
         140,000    Argent NIM Trust, 2004-WN4 A, 4.459%, 3/25/2034+                                   140,000           140,000
         125,000    Argent NIM Trust, 2004-WN2 A, 4.55%, 4/25/2034+                                    124,993           124,994
          90,000    Argent NIM Trust, 2004-WN2 B, 6.75%, 4/25/2034+                                     88,227            88,227
       1,205,000    Bank One Auto Securitization, 2003-1 A4, 2.43%, 3/22/2010                        1,213,076         1,208,152
       1,250,000    Bank One Issuance Trust, 2003-C3 C3, 4.77%, 2/16/2016                            1,249,783         1,247,077
         330,000    Capital One Multi-Asset Execution Trust, 2004-C1 C1, 3.40%, 11/16/09               329,930           336,118
       1,055,000    Carmax Auto Owner Trust, 2003-2 A3, 2.36%, 10/15/2007                            1,057,690         1,061,753
         110,000    Chase Funding Mortgage Loan Asset-Backed Certificates,
                      2001-4 1B, 7.383%, 11/25/2031                                                    114,327           114,168
          54,508    Chase Funding Net Interest Margin, 2003-5A, 5.75%, 11/27/2034+                      54,443            54,476
         274,769    Chase Funding Net Interest Margin, 2003-6A, 5.00%, 1/27/2035+                      274,405           274,439
       1,030,000    Chase Manhattan Auto Owner Trust, 2003-C A4, 2.94%, 6/15/10                      1,029,735         1,046,281
          35,774    Chase Manhattan Auto Owner Trust, 2001-B A3, 3.09%, 11/15/05                        35,768            35,840
         845,000    Chevy Chase Auto Receivables Trust, 2001-2 A4, 4.44%, 4/16/07                      844,933           860,994
         930,000    Citibank Credit Card Issuance Trust, 2002-C2 C2, 6.95%, 2/18/14                    927,980         1,057,258
       1,565,000    Citibank Credit Card Issuance Trust, 2003-C4 C4, 5.00%, 6/10/15                  1,563,498         1,582,254
         274,844    Continental Airlines, Inc., 1997-4 A, 6.90%, 1/2/2018                              275,527           274,058
         128,771    Countrywide Asset-Backed Certificates, 2003-5NF NF, 6.75%, 2/25/2034+              128,631           129,923
         482,509    Equifirst Mortgage Loan Trust, 2003-2 3A3, 2.47%, 6/25/2033                        482,509           486,556
         230,000    Green Tree Financial Corp., 1995-5 M1, 7.65%, 9/15/2026                            259,863           250,480
         215,609    GSAMP Trust, 2004-FM1N, 5.25%, 11/25/2033+                                         215,326           215,394
       1,720,000    Honda Auto Receivables Owner Trust, 2003-5 A4, 2.96%, 4/18/09                    1,720,000         1,749,380
         140,316    Merrill Lynch Mortgage Investors, Inc., 2003-OP1N N1, 7.25%, 9/25/2034+            139,968           141,660
         210,744    Merrill Lynch Mortgage Investors, Inc., 2004-WM1N N1, 4.50%, 10/25/2034+           209,804           210,744
          60,000    National City Auto Receivables Trust, 2002-A A4, 4.83%, 8/15/09                     59,993            62,414
         293,859    Novastar NIM Trust, 2004-N1, 4.458%, 2/26/2034+                                    293,859           293,859
       1,250,000    Permanent Financing PLC, 1 2A, 4.20%, 6/10/2007                                  1,249,858         1,291,775
          36,583    Railcar Trust, 1992-1 A, 7.75%, 6/1/2004                                            36,637            37,004
         110,687    Renaissance NIM Trust, 2003-D, 6.657%, 3/26/2034+                                  110,687           111,655
         124,910    Saxon Net Interest Margin Trust, 2003-A A, 6.656%, 8/25/2033+                      124,910           125,847
         297,489    Sharp SP I LLC Net Interest Margin Trust, 2003-OP1N NA, 4.45%, 12/25/2033+         297,473           297,460
         117,082    Sharp SP I LLC Net Interest Margin Trust, 2004-FM1N N, 6.16%, 9/25/2034+           117,074           117,082
         410,000    WFS Financial Owner Trust, 2004-1 D, 3.17%, 8/22/2011                              409,998           412,123
         505,000    Whole Auto Loan Trust, 2002-1 A3, 2.60%, 8/15/2006                                 504,988           510,096
                                                                                                --------------------------------

                    Total Asset-Backed Securities                                                   16,004,394        16,271,995
                                                                                                --------------------------------

       PAR VALUE    COMMERCIAL MORTGAGE-BACKED SECURITIES--2.37%                                          COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
         668,412    Chase Commercial Mortgage Securities Corp., 2000-3 A1, 7.093%, 10/15/2032          698,630           745,180
       1,330,000    Chase Commercial Mortgage Securities Corp., 2000-3 A2, 7.319%, 10/15/2032        1,333,037         1,574,887
         215,541    Freddie Mac, 1364 K, 5.00%, 9/15/2007                                              219,483           219,950
         260,000    Newcastle CDO I Ltd., 2004-4A 3FX, 5.1098%, 6/24/2039+                             259,844           260,000
       2,485,000    Prudential Securities Secured Financing Corp., 1999-C2 A2,
                      7.193%, 6/16/2031                                                              2,730,742         2,893,538
                                                                                                --------------------------------

                    Total Commercial Mortgage-Backed Securities                                      5,241,736         5,693,555
                                                                                                --------------------------------

                                                      MARCH 31, 2004 (UNAUDITED)

       PAR VALUE    CORPORATE DEBT--23.06%                                                                COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
       1,230,000    America Movil SA de CV, 5.50%, 3/1/2014+                                    $    1,224,305    $    1,226,217
         765,000    ANZ Capital Trust I, 5.36%, 12/29/2049+                                            764,970           786,546
         745,000    AT&T Corp., 8.75%, 11/15/2031                                                      888,759           878,777
         290,000    AT&T Wireless Services, Inc., 7.35%, 3/1/2006                                      289,952           318,045
         535,000    AT&T Wireless Services, Inc., 7.875%, 3/1/2011                                     603,315           638,008
         985,000    AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                    1,248,208         1,277,548
         700,000    AXA, 8.60%, 12/15/2030                                                             768,016           920,350
         450,000    Bank One Corp., 5.25%, 1/30/2013                                                   445,589           472,249
         245,000    Boeing Co., 6.125%, 2/15/2033                                                      248,907           254,315
         360,000    Boeing Co., 6.875%, 10/15/2043                                                     323,619           400,888
         390,000    British Telecommunications PLC, 8.375%, 12/15/2010                                 466,698           481,944
         465,000    Burlington Resources Finance Co., 6.68%, 2/15/2011                                 465,000           531,401
         345,000    Cadbury Schweppes US Finance LLC, 3.875%, 10/1/2008+                               344,082           351,336
       1,975,000    Citigroup, Inc., 7.25%, 10/1/2010                                                2,301,442         2,352,150
         355,000    Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22                      475,987           481,653
         310,000    Comcast Corp., 7.05%, 3/15/2033                                                    338,048           344,459
         460,000    Corp. Andina de Fomento CAF, 7.375%, 1/18/2011                                     458,719           536,090
         985,000    Countrywide Home Loans, Inc., 3.25%, 5/21/2008                                     984,281           987,772
         655,000    Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014                            652,503           674,209
         345,000    DaimlerChrysler NA Holding Corp., 6.40%, 5/15/2006                                 343,521           371,222
         935,000    Deutsche Telekom International Finance BV, 8.75%, 6/15/2030                      1,109,306         1,225,815
         395,000    Duke Energy Field Services LLC, 7.875%, 8/16/2010                                  456,925           472,497
         460,000    Duke Energy Field Services LLC, 6.875%, 2/1/2011                                   516,899           525,298
       1,105,000    Enterprise Products Partners LP, 6.875%, 3/1/2033                                1,119,087         1,163,098
         550,000    EOP Operating LP, 6.80%, 1/15/2009                                                 594,804           629,478
         595,000    Exelon Generation Co. LLC, 5.35%, 1/15/2014+                                       594,785           613,271
       1,745,000    Ford Motor Credit Co., 7.375%, 10/28/2009                                        1,827,917         1,915,389
         500,000    France Telecom, 9.00%, 3/1/2011                                                    607,658           610,654
         790,000    France Telecom, 9.75%, 3/1/2031                                                  1,035,729         1,067,841
         250,000    General Electric Capital Corp., 6.00%, 6/15/2012                                   248,385           279,348
         750,000    General Electric Capital Corp., 6.75%, 3/15/2032                                   768,236           866,375
         885,000    General Electric Co., 5.00%, 2/1/2013                                              917,832           926,664
         865,000    General Motors Acceptance Corp., 6.125%, 9/15/2006                                 909,651           924,839
         420,000    General Motors Acceptance Corp., 7.25%, 3/2/2011                                   418,941           466,107
         705,000    General Motors Acceptance Corp., 6.875%, 9/15/2011                                 771,664           764,862
       1,690,000    General Motors Acceptance Corp., 8.00%, 11/1/2031                                1,812,263         1,870,584
         510,000    General Motors Corp., 8.375%, 7/15/2033                                            575,015           578,524
         470,000    Goldman Sachs Group, Inc., 6.345%, 2/15/2034                                       470,000           483,237
         325,000    Household Finance Corp., 5.75%, 1/30/2007                                          328,396           353,969
         275,000    Household Finance Corp., 7.00%, 5/15/2012                                          276,292           322,709
         720,000    International Paper Co., 4.00%, 4/1/2010                                           719,377           718,065
         460,000    JP Morgan Chase & Co., 5.75%, 1/2/2013                                             468,818           499,985
         425,000    Kinder Morgan, Inc., 7.25%, 3/1/2028                                               492,101           484,455
         525,000    Kraft Foods, Inc., 4.00%, 10/1/2008                                                522,964           540,215
       2,660,000    Liberty Media Corp., 3.50%, 9/25/2006                                            2,647,837         2,708,691
         185,000    Merrill Lynch Mortgage Investors Inc., 4.50%, 1/25/2005+                           184,499           184,499
         460,000    Mizuho Financial Group Cayman Ltd., 5.79%, 4/15/2014+                              459,780           471,894

       PAR VALUE    CORPORATE DEBT--23.06% (CONT'D)                                                       COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        495,000    Morgan Stanley, 5.30%, 3/1/2013                                             $      502,951    $      519,569
       2,485,000    Morgan Stanley, 4.75%, 4/1/2014                                                  2,463,365         2,444,249
         600,000    News America, Inc., 7.625%, 11/30/2028                                             549,370           713,228
         385,000    Pacific Gas & Electric Co., 4.80%, 3/1/2014                                        384,412           386,823
         340,000    Pacific Gas & Electric Co., 6.05%, 3/1/2034                                        338,341           343,891
         100,000    PSEG Power LLC, 7.75%, 4/15/2011                                                   111,908           119,800
         670,000    PSEG Power LLC, 6.95%, 6/1/2012                                                    717,347           771,635
         915,000    Raytheon Co., 6.75%, 8/15/2007                                                   1,022,932         1,028,667
         395,000    Republic of Chile, 5.50%, 1/15/2013                                                391,747           417,436
         600,000    Simon Property Group LP, 4.875%, 3/18/2010                                         598,374           636,737
         415,000    SLM Corp., 5.125%, 8/27/2012                                                       412,486           435,181
         510,000    Sprint Capital Corp., 6.125%, 11/15/2008                                           550,887           562,168
       1,100,000    Sprint Capital Corp., 8.75%, 3/15/2032                                           1,241,128         1,390,289
         315,000    Telefonica Europe BV, 7.75%, 9/15/2010                                             315,187           380,418
         710,000    Telefonos de Mexico SA de CV, 4.50%, 11/19/2008+                                   708,562           724,271
         615,000    Time Warner Entertainment Co. LP, 8.375%, 7/15/2033                                772,758           783,816
         555,000    Time Warner, Inc., 6.875%, 5/1/2012                                                638,162           634,928
       1,720,000    United Mexican States, 8.375%, 1/14/2011                                         1,789,705         2,090,660
         480,000    Univision Communications, Inc., 3.50%, 10/15/2007                                  479,050           492,353
         630,000    US Bancorp, 3.125%, 3/15/2008                                                      629,020           635,124
         405,000    Viacom, Inc., 6.40%, 1/30/2006                                                     436,603           437,294
         705,000    Vornado Realty Trust, 4.75%, 12/1/2010                                             704,116           723,379
         755,000    Wachovia Corp., 4.95%, 11/1/2006                                                   803,617           807,542
         540,000    Washington Mutual Financial Corp., 6.875%, 5/15/2011                               537,499           636,500
         720,000    Weyerhaeuser Co., 6.125%, 3/15/2007                                                733,280           787,685
         435,000    Zurich Capital Trust I, 8.376%, 6/1/2037+                                          463,256           503,687
                                                                                                --------------------------------

                    Total Corporate Debt                                                            52,787,145        55,360,872
                                                                                                --------------------------------

       PAR VALUE    MORTGAGE-BACKED SECURITIES--11.52%                                                    COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
         509,044    Fannie Mae, 6.00%, 11/1/2015                                                       527,426           536,853
      26,190,000    Fannie Mae, 5.50%, 4/1/2034^                                                    26,828,381        26,754,709
         360,535    Freddie Mac, Gold, 6.50%, 11/1/2025                                                342,300           380,506
                                                                                                --------------------------------

                    Total Mortgage-Backed Securities                                                27,698,107        27,672,068
                                                                                                --------------------------------

       PAR VALUE    U.S. GOVERNMENT & AGENCY--32.19%                                                      COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. TREASURIES--29.36%
$      8,220,000    U.S. Treasury Bond, 7.25%, 5/15/2016                                        $   10,309,027    $   10,612,793
         175,000    U.S. Treasury Bond, 6.00%, 2/15/2026                                               196,180           202,890
         145,000    U.S. Treasury Bond, 6.125%, 8/15/2029                                              168,431           171,882
       1,430,000    U.S. Treasury Bond, 6.25%, 5/15/2030                                             1,694,023         1,726,446
       5,295,000    U.S. Treasury Bond, 5.375%, 2/15/2031                                            5,531,917         5,771,550
      11,875,000    U.S. Treasury Note, 1.875%, 9/30/2004                                           11,926,192        11,925,564
      11,875,000    U.S. Treasury Note, 2.125%, 10/31/2004                                          11,949,980        11,950,145
      11,875,000    U.S. Treasury Note, 2.00%, 11/30/2004                                           11,950,144        11,948,756
         125,000    U.S. Treasury Note, 6.625%, 5/15/2007                                              142,361           142,231
       5,675,000    U.S. Treasury Note, 6.00%, 8/15/2009                                             6,407,586         6,549,529
         920,000    U.S. Treasury Note, 6.50%, 2/15/2010                                             1,020,911         1,090,703
         980,000    U.S. Treasury Note, 4.00%, 11/15/2012                                              988,796         1,004,960
         660,000    U.S. Treasury Strip, 0.00%, 8/15/2014                                              422,376           425,816
       5,015,000    U.S. Treasury Strip, 0.00%, 5/15/2018                                            2,490,285         2,555,980
       6,350,000    U.S. Treasury Strip, 0.00%, 11/15/2021                                           2,172,384         2,609,793
       4,720,000    U.S. Treasury Strip, 0.00%, 2/15/2023                                            1,595,313         1,801,308
                                                                                                --------------------------------
                                                                                                    68,965,906        70,490,346
                                                                                                --------------------------------
                    U.S. AGENCY ISSUES--2.83%
       2,060,000    Fannie Mae, 1.75%, 6/16/2006                                                     2,026,830         2,048,917
       4,730,000    Freddie Mac, 6.00%, 5/25/2012                                                    4,717,226         4,763,143
                                                                                                --------------------------------
                                                                                                     6,744,056         6,812,060
                                                                                                --------------------------------

                    Total U.S. Government & Agency                                                  75,709,962        77,302,406
                                                                                                --------------------------------

       PAR VALUE    ASSET-BACKED FLOATERS**--33.04%                                                       COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      1,803,000    Access Group, Inc., 2002-1 A1, 1.24%, 6/25/2009                             $    1,803,495    $    1,803,718
       1,970,000    American Express Credit Account Master Trust,
                      2001-1 A, 1.23%, 9/15/2008                                                     1,974,291         1,974,455
         865,000    Argent Securities, Inc., 2004-W3 A1, 1.21%, 3/25/2034                              865,000           864,615
         590,000    BMW Floorplan Master Owner Trust,
                      2003-1A A, 1.14%, 10/17/2008+                                                    590,000           590,059
       2,350,000    Capital Auto Receivables Asset Trust,
                      2003-3 A1B, 1.14%, 1/15/2006                                                   2,350,000         2,350,813
       2,255,000    Capital One Prime Auto Receivables Trust,
                      2003-2 A3, 1.17%, 9/17/2007                                                    2,255,000         2,257,313
         425,000    Capital One Prime Auto Receivables Trust,
                      2004-1 A4, 1.16%, 8/17/2009                                                      425,000           425,377
         213,785    Centex Home Equity, 2003-A AV1, 1.37%, 3/25/2033                                   213,785           214,010
         370,000    Chalet Finance PLC, 2A A1, 1.00%, 11/26/2013+                                      370,000           370,148
       2,495,000    Chase Credit Card Master Trust, 2003-1 A, 1.14%, 4/15/2008                       2,495,711         2,496,712
         252,678    Chase Funding Mortgage Loan Asset-Backed Certificates,
                      2004-1 1A1, 1.20%, 11/25/2018                                                    252,678           252,678
         626,011    Chase Funding Mortgage Loan Asset-Backed Certificates,
                      2004-1 2A1, 1.20%, 9/25/2021                                                     626,011           626,011
         473,411    Chase Funding Mortgage Loan Asset-Backed Certificates,
                      2002-2 2A1, 1.34%, 5/25/2032                                                     473,701           474,119
         385,000    Chase Funding Mortgage Loan Asset-Backed Certificates,
                      2004-1 2A2, 1.32%, 12/25/2033                                                    385,000           385,000
         202,441    Chesapeake Funding LLC, 2002-1 A1, 1.30%, 6/7/2007                                 202,441           202,505
       1,455,000    Chesapeake Funding LLC, 2003-1 A1, 1.35%, 8/7/2008                               1,455,000         1,458,429
         344,985    Citifinancial Mortgage Securities, Inc.,
                      2003-4 AF1, 1.26%, 10/25/2033                                                    344,985           345,055
         965,000    College Loan Corp. Trust, 2003-2 A2, 1.26%, 1/25/2012                              965,000           966,004
       1,049,227    Collegiate Funding Services Education Loan Trust I,
                      2003-B A1, 1.29172%, 9/30/2013                                                 1,049,227         1,049,227
         315,000    Conseco Finance, 2001-D M2, 2.84%, 11/15/2032                                      319,636           317,143
         413,306    Countrywide Asset-Backed Certificates,
                      2003-S2 A1, 1.26%, 12/25/2018                                                    413,306           413,343
         865,000    Countrywide Asset-Backed Certificates,
                      2004-3 3A1, 1.18%, 6/25/2022                                                     865,000           865,000
         446,180    Countrywide Asset-Backed Certificates,
                      2003-5 AF1B, 1.27%, 8/25/2022                                                    446,180           446,075
         365,000    Countrywide Asset-Backed Certificates,
                      2004-2 3A1, 1.17%, 4/25/2023                                                     365,000           365,000
         361,789    Countrywide Asset-Backed Certificates,
                      2004-1 3A, 1.37%, 4/25/2034                                                      361,789           362,172
         557,277    Countrywide Home Loans, Inc.,
                      2003-42 2A1, 1.22%, 10/25/2033                                                   557,277           557,276
         342,228    Credit-Based Asset Servicing and Securitization,
                      2004-CB1 AV2, 1.27%, 2/25/2034                                                   342,228           342,177
         765,000    Credit-Based Asset Servicing and Securitization CBO Ltd.,
                      9A A1, 1.47%, 4/8/2039+                                                          765,000           765,000
         470,000    Crusade Global Trust, 2004-1 A1, 1.27%, 1/16/2035                                  470,000           469,998
         775,000    Discover Card Master Trust I,
                      2000-2 A, 1.27375%, 9/18/2007                                                    776,472           776,345
       1,000,000    Discover Card Master Trust I,
                      2000-5 A, 1.27375%, 11/15/2007                                                 1,002,679         1,002,041
       2,115,000    Education Funding Capital Trust I, 2003-3 A2, 1.27%, 12/17/2012                  2,115,000         2,118,828
         302,813    Equifirst Mortgage Loan Trust, 2004-1 2A1, 1.19%, 1/25/2034                        302,813           302,813

       PAR VALUE    ASSET-BACKED FLOATERS**--33.04% (CONT'D)                                              COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        290,090    Fannie Mae Grantor Trust, 2002-T5 A1, 1.21%, 5/25/2032                      $      290,090    $      290,565
       1,750,291    Fannie Mae Grantor Trust, 2003-T3 1A, 1.21%, 6/25/2033                           1,750,290         1,750,290
         929,157    Fannie Mae Whole Loan, 2003-W5 A, 1.20%, 4/25/2033                                 929,157           931,425
         211,291    Fannie Mae Whole Loan, 2003-W13 AF1, 1.16%, 10/25/2033                             211,291           211,381
         405,435    Fannie Mae Whole Loan, 2003-W13 AV1, 1.16%, 10/25/2033                             405,435           405,534
         500,737    Fannie Mae Whole Loan, 2003-W16 AF1, 1.18%, 11/25/2033                             500,737           500,935
         407,457    Fannie Mae Whole Loan, 2003-W16 AV1, 1.24%, 11/25/2033                             407,457           407,457
       1,820,000    First Franklin Mortgage Loan Asset Backed Certificates,
                    2004-FFH1 A2, 1.17%, 3/25/2034                                                   1,820,000         1,820,000
         500,000    First National Master Note Trust,
                      2003-1 A, 1.19375%, 8/15/2008                                                    500,000           500,784
         730,000    Fleet Credit Card Master Trust II,
                      2002-A A, 1.14375%, 10/15/2007                                                   729,884           730,383
         267,452    Ford Credit Auto Owner Trust,
                      2001-A A5, 1.21%, 4/15/2005                                                      267,452           267,476
       2,505,000    Ford Credit Floorplan Master Owner Trust,
                      2001-1 A, 1.18375%, 7/17/2006                                                  2,506,444         2,506,251
         267,272    GMAC Mortgage Corp. Loan Trust,
                      2003-HE2 A1, 1.19%, 12/25/2015                                                   267,232           267,264
         570,000    GMAC Mortgage Corp. Loan Trust,
                      2003-HE1 A1, 1.18%, 4/25/2033                                                    570,000           570,284
         288,500    GMAC Mortgage Corp. Loan Trust,
                      2003-AR1 A1, 1.25%, 10/19/2033                                                   288,500           286,234
         630,822    GMAC Mortgage Corp. Loan Trust,
                      2003-AR2 2A1, 1.28%, 12/19/2033                                                  630,822           629,227
         345,000    GMAC Mortgage Corp. Loan Trust,
                      2004-HE1 A1, 1.17%, 1/25/2034                                                    345,000           345,217
         570,000    Granite Mortgages PLC, 2003-2 1A2, 1.28%, 7/20/2020                                571,258           570,114
         348,994    GSAMP Trust, 2003-AHL A2A, 1.29%, 10/25/2033                                       348,994           349,393
         637,809    GSAMP Trust, 2004-FM1 A2A, 1.32%, 11/25/2033                                       637,809           637,809
       1,555,000    GSAMP Trust, 2004-FM2 A3A, 1.22%, 1/25/2034                                      1,555,000         1,555,000
          66,130    GSRPM Mortgage Loan Trust, 2003-1 A1, 1.34%, 1/25/2032                              66,130            66,146
         465,000    Holmes Financing PLC, 2004-8 1C, 1.73%, 7/15/2040                                  465,000           465,000
       3,625,000    Household Affinity Credit Card Master Note Trust I, 2003-3
                      A, 1.15%, 8/15/2008                                                            3,625,000         3,625,000
         563,616    Indymac Loan Trust, 2003-L1 A1, 1.47%, 11/25/2008+                                 563,616           563,616
         529,168    Interstar Millennium Trust, 2003-5G A2, 1.37%, 1/20/2036                           529,168           529,581
         435,000    Interstar Millennium Trust, 2004-2G A, 1.3019%, 3/14/2036                          435,000           435,000
         195,429    Long Beach Asset Holdings Corp., 2003-1 N, 1.47%, 2/25/2008+                       195,429           195,593
          43,594    Long Beach Mortgage Loan Trust, 2003-4 AV2, 1.16%, 8/25/2033                        43,594            43,596
         630,990    Long Beach Mortgage Loan Trust, 2004-1 A4, 1.22%, 3/25/2034                        630,990           630,721
         255,000    Master Asset-Backed Securities Trust,
                      2004-OPT1 A3, 1.35%, 1/25/2034                                                   255,000           255,000
       2,310,000    MBNA Master Credit Card Trust USA,
                      1997-J A, 1.2138%, 2/15/2007                                                   2,311,684         2,311,289
         390,000    MBNA Master Credit Card Trust USA,
                      1997-K A, 1.21375%, 4/15/2008                                                    390,390           390,701
         485,000    Medallion Trust, 2004-1G A1, 1.23%, 5/25/2035                                      485,000           485,000
         162,791    Merit Securities Corp., 11PA 2A3, 1.54%, 9/28/2025+                                162,982           163,177
         244,285    Merrill Lynch Mortgage Investors, Inc.,
                      2003-WMC1 A2, 1.45%, 11/25/2033                                                  244,285           244,991
         527,677    Merrill Lynch Mortgage Investors, Inc.,
                      2004-WMC1 A2, 1.39%, 10/25/2034                                                  527,677           528,191

       PAR VALUE    ASSET-BACKED FLOATERS**--33.04% (CONT'D)                                              COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        314,482    Morgan Stanley ABS Capital I,
                      2003-NC10 A2, 1.29%, 9/26/2033                                            $      314,482    $      314,752
         681,632    Morgan Stanley ABS Capital I,
                      2004-HE1 A3, 1.25%, 2/25/2034                                                    681,632           681,685
         520,000    Mound Financing PLC, 2A A2, 1.33%, 11/8/2007+                                      520,763           520,447
         674,234    MSDWCC Heloc Trust, 2003-2 A, 1.35%, 4/25/2016                                     674,234           676,875
         260,000    Navistar Financial Corp. Owner Trust,
                      2003-B A3, 1.29375%, 4/15/2008                                                   260,000           260,129
         495,000    Nelnet Education Loan Funding, Inc.,
                      2004-1A A1A, 1.19%, 5/25/2019+                                                   495,000           495,153
       1,000,000    Nelnet Student Loan Trust,
                      2003-2 A2, 1.19063%, 10/25/2013                                                1,000,000         1,000,219
         545,000    Nissan Auto Lease Trust, 2003-A A3A, 1.23%, 6/15/2009                              545,000           545,971
       1,250,000    Nissan Master Owner Trust Receivables,
                      2003-A A1, 1.15%, 9/15/2008                                                    1,250,000         1,250,922
         290,000    Northstar Ed Fin Inc Del, 2004-1 A1, 1.16%, 1/28/2011                              290,000           290,000
         640,000    Novastar Home Equity Loan, 2004-1 A3A, 1.18%, 6/25/2034                            640,000           640,000
         635,000    NPF XII, Inc., 2002-1A A, 1.00%, 5/2/2005+                                         634,625            44,450
         266,677    Option One Mortgage Loan Trust,
                      2001-4 A, 1.39%, 1/25/2032                                                       267,005           267,019
         311,784    Option One Mortgage Loan Trust,
                      2002-2 A, 1.36%, 6/25/2032                                                       311,976           312,479
         471,666    Option One Mortgage Loan Trust,
                      2003-1 A2, 1.51%, 2/25/2033                                                      471,666           474,328
         211,933    Option One Mortgage Securities Corp. NIM Trust,
                      2003-6A, 1.31%, 10/26/2010+                                                      211,933           212,132
         600,000    Permanent Financing PLC, 4 2A, 1.8288%, 3/10/2009                                  600,000           600,000
         500,000    Permanent Financing PLC, 3 2A, 1.29%, 9/10/2010                                    500,000           500,365
         655,000    Permanent Financing PLC, 4 2C, 1.8288%, 6/10/2042                                  655,000           655,000
         223,359    Residential Asset Mortgage Products, Inc.,
                      2003-RS4 AI1, 1.18%, 11/25/2020                                                  223,359           223,332
         525,293    Residential Asset Mortgage Products, Inc.,
                      2004-RS2 AI1, 1.22%, 1/25/2024                                                   525,293           525,256
         204,790    Residential Asset Mortgage Products, Inc.,
                      2002-RS5 AII, 1.46%, 9/25/2032                                                   204,790           205,320
         351,248    Residential Asset Mortgage Products, Inc.,
                      2003-RS1 AII, 1.48%, 2/25/2033                                                   351,248           352,622
         347,813    Residential Asset Mortgage Products, Inc.,
                      2003-RS2 AII, 1.43%, 3/25/2033                                                   347,813           348,683
         479,259    Residential Asset Mortgage Products, Inc.,
                      2003-RS4 AIIB, 1.42%, 5/25/2033                                                  479,259           480,355
         305,267    Residental Asset Mortgage Products, Inc.,
                      2004-RS2 AIIB, 1.34%, 2/25/2034                                                  305,267           305,417
         266,022    Residential Asset Securities Corp.,
                      2003-KS2 AI1, 1.19%, 7/25/2019                                                   266,022           266,014
         257,946    Residential Asset Securities Corp.,
                      2003-KS9 AI1, 1.25%, 3/25/2021                                                   257,946           258,045
         266,836    Residential Asset Securities Corp.,
                      2002-KS3 A1B, 1.34%, 5/25/2032                                                   267,052           267,077
         229,117    Residential Asset Securities Corp.,
                      2003-KS1 A2, 1.46%, 1/25/2033                                                    229,117           229,790
         175,514    Residential Funding Mortgage Securities II,
                      2003-HI1 A1, 1.19%, 4/25/2010                                                    175,514           175,514

       PAR VALUE    ASSET-BACKED FLOATERS**--33.04% (CONT'D)                                              COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
$         48,208    Saxon Asset Securities Trust, 2001-3 AV2, 1.37%, 8/25/2031                  $       48,229    $       48,236
         410,000    Saxon Asset Securities Trust, 2002-1 M1, 1.74%, 1/25/2032                          411,851           412,309
          36,892    Saxon Asset Securities Trust, 2001-1 AV1, 1.32%, 3/25/2032                          36,899            36,946
         435,746    Saxon Asset Securities Trust, 2003-1 AV1, 1.40%, 6/25/2033                         435,746           436,821
         475,033    Saxon Asset Securities Trust, 2004-1 A, 1.36%, 2/25/2035                           475,033           475,253
         280,000    Securitized Asset Backed Receivables LLC Trust,
                      2004-OP1 A2, 1.34%, 2/25/2034                                                    280,000           280,000
         549,786    SLM Student Loan Trust, 2003-12 A1, 1.12%, 6/15/2009                               549,786           549,786
         975,000    SLM Student Loan Trust, 2003-8 A2, 1.15%, 6/15/2011                                974,695           974,999
         705,000    SLM Student Loan Trust, 2003-11 A2, 1.16%, 3/15/2013                               705,000           705,290
         490,000    SLM Student Loan Trust, 2004-2 A2, 1.1272%, 4/25/2013                              490,000           489,999
         515,000    SLM Student Loan Trust, 2004-A A1, 1.18%, 3/15/2017                                515,000           515,000
         239,383    Specialty Underwriting & Residential Finance,
                      2003-BC1 A, 1.43%, 1/25/2034                                                     239,383           239,914
         290,000    Specialty Underwriting & Residential Finance,
                      2004-BC1 A2, 1.32%, 2/25/2035                                                    290,000           290,000
         324,429    Structured Asset Securities Corp.,
                      2003-BC1 A, 1.59%, 5/25/2032                                                     324,429           325,671
         415,000    Triad Auto Receivables Owner Trust,
                      2003-A A3, 1.28%, 7/12/2007                                                      415,000           415,136
         585,000    Wachovia Asset Securitization, Inc.,
                      2003-HE3 A, 1.34%, 11/25/2033                                                    585,000           584,622
       2,635,000    Wachovia Credit Card Master Trust,
                      2000-1 A, 1.24%, 12/17/2007                                                    2,640,948         2,640,131
       1,005,000    William Street Funding Corp.,
                      2003-1 A, 1.42%, 4/23/2006+                                                    1,006,155         1,006,455
         845,000    World Omni Master Owner Trust,
                      2004-1 A, 1.16438%, 12/15/2008                                                   845,000           845,914
                                                                                                --------------------------------

                    Total Asset-Backed Floaters                                                     79,886,652        79,326,917
                                                                                                --------------------------------

PRINCIPAL AMOUNT    REPURCHASE AGREEMENT--1.73%                                                           COST      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
       4,154,700    State Street Bank & Trust Co., 0.45%, dated 3/31/2004,
                    due 4/1/2004, repurchase price $4,154,752
                    (collateralized by U. S. Treasury Bond, 9.00%, 11/15/2018)                       4,154,700         4,154,700
                                                                                                --------------------------------
                    Total Repurchase Agreement                                                       4,154,700         4,154,700
                                                                                                --------------------------------
                    Total Investments-110.69%                                                   $  261,482,696       265,782,513
                                                                                                ==============
                    Liabilities less Other Assets-(10.69)%                                                           (25,676,105)
                                                                                                                  --------------
                    NET ASSETS-100.00%                                                                            $  240,106,408
                                                                                                                  ==============

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

 ^ When-issued security.

** Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2004.

   The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES                     MARCH 31, 2004 (UNAUDITED)

                                                                              ARIEL               ARIEL               ARIEL
                                                         ARIEL            APPRECIATION        PREMIER GROWTH       PREMIER BOND
                                                         FUND                 FUND                FUND                 FUND
                                                   -------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value
  (cost $1,464,566,897, $2,092,732,814,
  $16,847,480, and $257,327,996, respectively)     $   2,023,458,478   $   2,679,513,412    $      18,739,452    $     261,627,813
Investments in affiliated securities, at value
  (cost $314,890,591)                                    357,134,042                  --                   --                   --
Repurchase agreements, at value
   (cost $329,251,865, $129,525,019,
   $507,516, and $4,154,700, respectively)               329,251,865         129,525,019              507,516            4,154,700
Cash                                                              --                  --                   --              103,886
Receivable for fund shares issued                         10,441,988           8,717,334               24,116              425,145
Receivable for securities sold                            14,125,381                  --                   --            1,238,846
Dividends and interest receivable                            963,103           2,562,260                8,229            1,498,346
Receivable from Advisor                                           --                  --               36,396                   --
Prepaid and other assets                                     126,753             113,637               21,019                   --
                                                   -------------------------------------------------------------------------------
  Total assets                                         2,735,501,610       2,820,431,662           19,336,728          269,048,736
                                                   -------------------------------------------------------------------------------

LIABILITIES:
Payable for securities purchased                          26,464,186          30,663,699                   --           28,707,233
Payable for shares redeemed                                2,741,443           1,264,060                  766              140,128
Accrued management fee                                     1,291,756           1,564,518                   --               94,459
Accrued distribution fee                                      54,364              56,286                  294                  508
Other liabilities                                            850,889             873,918               62,832                   --
                                                   -------------------------------------------------------------------------------
  Total liabilities                                       31,402,638          34,422,481               63,892           28,942,328
                                                   -------------------------------------------------------------------------------
NET ASSETS                                         $   2,704,098,972   $   2,786,009,181    $      19,272,836    $     240,106,408
                                                   ===============================================================================

NET ASSETS CONSIST OF:
Paid-in-capital                                    $   2,087,025,865   $   2,228,889,502    $      19,312,624    $     232,587,047
Undistributed net investment income (loss)                 4,468,974             584,726              (29,405)              36,037
Accumulated net realized gain (loss) on
  investment transactions                                 11,469,101         (30,245,645)          (1,902,355)           3,183,507
Net unrealized appreciation on investments               601,135,032         586,780,598            1,891,972            4,299,817
                                                   -------------------------------------------------------------------------------
  Total net assets                                 $   2,704,098,972   $   2,786,009,181    $      19,272,836    $     240,106,408
                                                   ===============================================================================

Shares outstanding (no par value)                         56,147,620          62,035,003
Investor Class                                                                                      1,576,384            2,350,306
Institutional Class                                                                                   500,108           20,364,071
Net asset value, offering and redemption
  price per share                                  $           48.16   $           44.91
Investor Class                                                                              $            9.26    $           10.56
Institutional Class                                                                         $            9.36    $           10.57

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                    YEAR ENDED MARCH 31, 2004 (UNAUDITED)

                                                                              ARIEL                ARIEL               ARIEL
                                                         ARIEL            APPRECIATION        PREMIER GROWTH       PREMIER BOND
                                                         FUND                 FUND                 FUND                FUND
                                                   -------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends(a)                                       $      16,419,975   $      14,660,080    $          65,321(b) $              --
Interest                                                     593,321             202,365                  550            3,511,288
                                                   -------------------------------------------------------------------------------
  Total investment income                                 17,013,296          14,862,445               65,871            3,511,288
                                                   -------------------------------------------------------------------------------

EXPENSES:
Management fees                                            6,916,567           8,428,119               55,728              555,376
Distribution fees                                          2,973,440           3,097,353               17,492               31,254
Transfer agent fees and expenses                           2,107,285           2,198,385               60,704                   --
Printing and postage expenses                                210,614             210,867               13,453                   --
Federal and state registration fees                          123,045             126,483               15,988                   --
Trustees' fees and expenses                                   29,864              28,500               28,772                   --
Custody fees and expenses                                     46,282              43,915                6,689                   --
Professional fees                                             39,474              39,554               44,328                   --
Miscellaneous expenses                                        97,751             104,543                1,883                   --
                                                   -------------------------------------------------------------------------------
Total expenses before reimbursements                      12,544,322          14,277,719              245,037              586,630
Expense reimbursements                                            --                  --             (149,761)                  --
                                                   -------------------------------------------------------------------------------
  Net expenses                                            12,544,322          14,277,719               95,276              586,630
                                                   -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               4,468,974             584,726              (29,405)           2,924,658
                                                   -------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                          16,573,659          13,875,216            1,204,151            4,651,244
Change in net unrealized appreciation/
  depreciation on investments                            359,981,212         318,215,588              795,479             (980,163)
                                                   -------------------------------------------------------------------------------
Net gain on investments                                  376,554,871         332,090,804            1,999,630            3,671,081
                                                   -------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                        $     381,023,845   $     332,675,530    $       1,970,225    $       6,595,739
                                                   -------------------------------------------------------------------------------

(a)  See Note Six for information on affiliated issuers.
(b)  Net of $279 in foreign withholding taxes.

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                ARIEL FUND                          ARIEL APPRECIATION FUND
                                                   -------------------------------------    --------------------------------------
                                                   SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                    MARCH 31, 2004        YEAR ENDED         MARCH 31, 2004         YEAR ENDED
                                                     (UNAUDITED)      SEPTEMBER 30, 2003      (UNAUDITED)       SEPTEMBER 30, 2003
                                                   -------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                       $       4,468,974   $        (724,001)   $         584,726    $        (892,755)
Net realized gain (loss) on investments                   16,573,659             (72,859)          13,875,216          (41,765,482)
Change in net unrealized appreciation/
  depreciation on investments                            359,981,212         266,226,820          318,215,588          390,151,576
                                                   -------------------------------------------------------------------------------
Net increase in net assets
  from operations                                        381,023,845         265,429,960          332,675,530          347,493,339
                                                   -------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                             --                  --                   --                   --
Capital gains                                                     --         (17,273,165)                  --           (5,480,997)
                                                   -------------------------------------------------------------------------------
Total distributions                                               --         (17,273,165)                  --           (5,480,997)
                                                   -------------------------------------------------------------------------------

SHARE TRANSACTIONS:
Shares sold                                              558,035,864       1,109,487,439          625,339,891          975,515,465
Shares issued to holders in reinvestment
  of dividends                                                    --          15,987,177                   --            5,188,858
Shares redeemed                                         (242,828,297)       (506,264,601)        (236,889,459)        (532,376,572)
                                                   -------------------------------------------------------------------------------
Net increase from share transactions                     315,207,567         619,210,015          388,450,432          448,327,751
                                                   -------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                             696,231,412         867,366,810          721,125,962          790,340,093

NET ASSETS:
Beginning of period                                    2,007,867,560       1,140,500,750        2,064,883,219        1,274,543,126
                                                   -------------------------------------------------------------------------------
End of period                                      $   2,704,098,972   $   2,007,867,560    $   2,786,009,181    $   2,064,883,219
                                                   ===============================================================================
Undistributed net investment income included
  in net assets at end of period                   $       4,468,974                  --    $         584,726                   --
                                                   ===============================================================================

The accompanying notes are an integral part of the financial statements.

                                                         ARIEL PREMIER GROWTH FUND                  ARIEL PREMIER BOND FUND
                                                   -------------------------------------    --------------------------------------
                                                   SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                    MARCH 31, 2004        YEAR ENDED         MARCH 31, 2004         YEAR ENDED
                                                      (UNAUDITED)     SEPTEMBER 30, 2003      (UNAUDITED)       SEPTEMBER 30, 2003
                                                   -------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                       $         (29,405)  $         (27,447)   $       2,924,658    $       7,035,569
Net realized gain (loss) on investments                    1,204,151          (1,094,159)           4,651,244            7,676,480
Change in net unrealized appreciation/
  depreciation on investments                                795,479           3,660,747             (980,163)          (2,380,420)
                                                   -------------------------------------------------------------------------------
Net increase in net assets
  from operations                                          1,970,225           2,539,141            6,595,739           12,331,629
                                                   -------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                             --                  --           (2,930,413)          (7,033,718)
Capital gains                                                     --                  --           (8,754,790)          (3,420,239)
                                                   -------------------------------------------------------------------------------
Total distributions                                               --                  --          (11,685,203)         (10,453,957)
                                                   -------------------------------------------------------------------------------

SHARE TRANSACTIONS:
Shares sold                                                3,036,075           4,579,072           13,563,785           53,782,164
Shares issued to holders in reinvestment
  of dividends                                                    --                 100           11,936,229           10,414,677
Shares redeemed                                           (2,536,244)         (1,680,695)         (21,937,959)         (42,303,933)
                                                   -------------------------------------------------------------------------------
Net increase from share transactions                         499,831           2,898,477            3,562,055           21,892,908
                                                   -------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,470,056           5,437,618           (1,527,409)          23,770,580

NET ASSETS:
Beginning of period                                       16,802,780          11,365,162          241,633,817          217,863,237
                                                   -------------------------------------------------------------------------------
End of period                                      $      19,272,836   $      16,802,780    $     240,106,408    $     241,633,817
                                                   ===============================================================================
Undistributed net investment income (loss)
  included in net assets at end of period          $         (29,405)                 --    $          36,037    $          41,792
                                                   ===============================================================================

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

                                   ARIEL FUND

                                              SIX MONTHS ENDED
                                               MARCH 31, 2004           YEAR ENDED SEPTEMBER 30,
                                                 (UNAUDITED)             2003              2002
                                              ------------------------------------------------------
Net asset value, beginning of period          $          40.84       $       35.18     $       33.58
Income from investment operations:
  Net investment income (loss)                            0.08               (0.02)            (0.05)
  Net realized and unrealized gains
    on investments                                        7.24                6.20              2.29
                                              ------------------------------------------------------
Total from investment operations                          7.32                6.18              2.24
Distributions to shareholders:
  Dividends from net investment income                      --                  --             (0.11)
  Distributions from capital gains                          --               (0.52)            (0.53)
                                              ------------------------------------------------------
Total distributions                                         --               (0.52)            (0.64)
                                              ------------------------------------------------------
Net asset value, end of period                $          48.16       $       40.84     $       35.18
                                              ======================================================
Total return                                             17.92% (b)          17.82%             6.62%
Supplemental data and ratios:
  Net assets, end of period, in thousands     $      2,704,099       $   2,007,868     $   1,140,501
  Ratio of expenses to average net assets                 1.05% (c)           1.10%             1.19%
  Ratio of net investment income (loss)
    to average net assets                                 .038% (c)          (0.05)%           (0.12)%
  Portfolio turnover rate                                    5% (b)              4%                6%

                                                          YEAR ENDED SEPTEMBER 30,
                                                   2001             2000             1999 (a)
                                              -------------------------------------------------
Net asset value, beginning of period          $       35.66     $       37.99     $       36.49
Income from investment operations:
  Net investment income (loss)                         0.18              0.21              0.10
  Net realized and unrealized gains
    on investments                                     3.74              3.58              5.20
                                              -------------------------------------------------
Total from investment operations                       3.92              3.79              5.30
Distributions to shareholders:
  Dividends from net investment income                (0.25)            (0.08)            (0.08)
  Distributions from capital gains                    (5.75)            (6.04)            (3.72)
                                              -------------------------------------------------
Total distributions                                   (6.00)            (6.12)            (3.80)
                                              -------------------------------------------------
Net asset value, end of period                $       33.58     $       35.66     $       37.99
                                              =================================================
Total return                                          12.24%            13.63%            14.18%
Supplemental data and ratios:
  Net assets, end of period, in thousands     $     409,499     $     227,561     $     215,145
  Ratio of expenses to average net assets              1.19%             1.24%             1.25%
  Ratio of net investment income (loss)
    to average net assets                              0.59%             0.65%             0.27%
  Portfolio turnover rate                                24%               48%               38%

                             ARIEL APPRECIATION FUND

                                              SIX MONTHS ENDED
                                               MARCH 31, 2004           YEAR ENDED SEPTEMBER 30,
                                                 (UNAUDITED)             2003              2002
                                              ------------------------------------------------------
Net asset value, beginning of period          $          38.99       $       31.49     $       32.40
Income from investment operations:
  Net investment income (loss)                            0.01               (0.02)            (0.02)
  Net realized and unrealized gains
    (losses) on investments                               5.91                7.64             (0.12)
                                              ------------------------------------------------------
Total from investment operations                          5.92                7.62             (0.14)
Distributions to shareholders:
  Dividends from net investment income                      --                  --             (0.06)
  Distributions from capital gains                          --               (0.12)            (0.71)
                                              ------------------------------------------------------
Total distributions                                         --               (0.12)            (0.77)
                                              ------------------------------------------------------
Net asset value, end of period                $          44.91       $       38.99     $       31.49
                                              ======================================================
Total return                                             15.18 (b)           24.29%            (0.73)%
Supplemental data and ratios:
  Net assets, end of period, in thousands     $      2,786,009       $   2,064,883     $   1,274,543
  Ratio of expenses to average net assets                 1.15% (c)           1.20%             1.26%
  Ratio of net investment income (loss)
    to average net assets                                 0.05% (c)          (0.06)%           (0.06)%
  Portfolio turnover rate                                    8% (b)             32%               13%

                                                          YEAR ENDED SEPTEMBER 30,
                                                   2001             2000              1999
                                              -------------------------------------------------
Net asset value, beginning of period          $       33.68     $       33.84     $       31.80
Income from investment operations:
  Net investment income (loss)                         0.10              0.08              0.04
  Net realized and unrealized gains
    (losses) on investments                            2.69              2.95              5.50
                                              -------------------------------------------------
Total from investment operations                       2.79              3.03              5.54
Distributions to shareholders:
  Dividends from net investment income                (0.12)            (0.04)            (0.04)
  Distributions from capital gains                    (3.95)            (3.15)            (3.46)
                                              -------------------------------------------------
Total distributions                                   (4.07)            (3.19)            (3.50)
                                              -------------------------------------------------
Net asset value, end of period                $       32.40     $       33.68     $       33.84
                                              =================================================
Total return                                           8.83%            10.35%            16.99%
Supplemental data and ratios:
  Net assets, end of period, in thousands     $     564,288     $     307,117     $     352,841
  Ratio of expenses to average net assets              1.26%             1.31%             1.26%
  Ratio of net investment income (loss)
    to average net assets                              0.35%             0.25%             0.13%
  Portfolio turnover rate                                28%               31%               24%

(a)  Prior to February 1, 1999, the Ariel Fund was known as the Ariel Growth
     Fund.
(b)  Not annualized.
(c)  Annualized.

     The accompanying notes are an integral part of the financial statements.

                            ARIEL PREMIER GROWTH FUND

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2004            YEAR ENDED       FEBRUARY 1, 2002(a) TO
                                                                 (UNAUDITED)          SEPTEMBER 30, 2003     SEPTEMBER 30, 2002
                                                              -------------------------------------------------------------------
INVESTOR CLASS

Net asset value, beginning of period                          $             8.29      $             6.90     $            10.00
Income from investment operations:
Net investment (loss)                                                      (0.02)                  (0.02)                 (0.01)
  Net realized and unrealized gains (losses) on investments                 0.99                    1.41                  (3.09)
                                                              -----------------------------------------------------------------
Total from investment operations                                            0.97                    1.39                  (3.10)
Distributions to shareholders:
  Dividends from net investment income                                        --                      --                     --
  Distributions from capital gains                                            --                      --                     --
                                                              -----------------------------------------------------------------
Total distributions                                                           --                      --                     --
                                                              -----------------------------------------------------------------
Net asset value, end of period                                $             9.26      $             8.29     $             6.90
                                                              =================================================================
Total return                                                               11.70%(b)               20.14%                (31.00)%(b)
Supplemental data and ratios:
  Net assets, end of period, in thousands                     $           14,593      $           12,622     $            7,902
  Ratio of expenses to average net assets, including waivers                1.15%(c)                1.15%                  1.15%(c)
  Ratio of expenses to average net assets, excluding waivers                2.50%(c)                3.37%                  3.47%(c)
  Ratio of net investment loss to average net assets,
    including waivers                                                      (0.44)%(c)              (0.33)%                (0.37)%(c)
  Ratio of net investment loss to average net assets,
    excluding waivers                                                      (1.79)%(c)              (2.55)%                (2.69)%(c)
  Portfolio turnover rate                                                     62%(b)                  88%                    59%(b)

INSTITUTIONAL CLASS

Net asset value, beginning of period                          $             8.36      $             6.92     $            10.00
Income from investment operations:
  Net investment income (loss)                                                --(d)                 0.01                  (0.01)
  Net realized and unrealized gains (losses) on investments                 1.00                    1.43                  (3.07)
                                                              -----------------------------------------------------------------
Total from investment operations                                            1.00                    1.44                  (3.08)
Distributions to shareholders:
  Dividends from net investment income                                        --                      --                     --
  Distributions from capital gains                                            --                      --                     --
                                                              -----------------------------------------------------------------
  Total distributions                                                         --                      --                     --
                                                              -----------------------------------------------------------------
Net asset value, end of period                                $             9.36      $             8.36     $             6.92
                                                              =================================================================
Total return                                                               11.96%(b)               20.81%                (30.80)%(b)
Supplemental data and ratios:
  Net assets, end of period, in thousands                     $            4,680      $            4,181     $            3,463
  Ratio of expenses to average net assets, including waivers                0.65%(c)                0.65%                  0.65%(c)
  Ratio of expenses to average net assets, excluding waivers                3.07%(c)                3.23%                  3.55%(c)
  Ratio of net investment income (loss) to average
    net assets, including waivers                                           0.06%(c)                0.17%                  0.13%(c)
  Ratio of net investment loss to average net assets,
    excluding waivers                                                      (2.36)%(c)              (2.41)%                (2.75)%(c)
  Portfolio turnover rate                                                     62%(b)                  88%                    59%(b)

(a)  Commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d)  Represents less than $0.005 per share.

     The accompanying notes are an integral part of the financial statements.

                             ARIEL PREMIER BOND FUND

                                            SIX MONTHS ENDED
                                             MARCH 31, 2004           YEAR ENDED SEPTEMBER 30,
                                               (UNAUDITED)              2003             2002
                                            -------------------------------------------------------
INVESTOR CLASS

Net asset value, beginning of period        $          10.80        $       10.72     $       10.45
Income from investment operations:
  Net investment income                                 0.11                 0.28              0.39
  Net realized and unrealized gains
    (losses) on investments                             0.16                 0.24              0.37
                                            -------------------------------------------------------
Total from investment operations                        0.27                 0.52              0.76
Distributions to shareholders:
  Dividends from net investment income                 (0.11)               (0.28)            (0.39)
  Distributions from capital gains                     (0.40)               (0.16)            (0.10)
                                            -------------------------------------------------------
  Total distributions                                  (0.51)               (0.44)            (0.49)
                                            -------------------------------------------------------
Net asset value, end of period              $          10.56        $       10.80     $       10.72
                                            =======================================================
Total return                                            2.58%(a)             5.01%             7.56%
Supplemental data and ratios:
  Net assets, end of period, in thousands   $         24,825        $      26,122     $      22,291
  Ratio of expenses to average net assets               0.85%(b)             0.85%             0.85%
  Ratio of net investment income
    to average net assets                               2.09%(b)             2.63%             3.65%
  Portfolio turnover rate                                203%(a)              343%              333%

INSTITUTIONAL CLASS

Net asset value, beginning of period        $          10.81        $       10.73     $       10.45
Income from investment operations:
  Net investment income                                 0.13                 0.33              0.43
  Net realized and unrealized
    gains (losses) on investments                       0.16                 0.24              0.38
                                            -------------------------------------------------------
Total from investment operations                        0.29                 0.57              0.81

Distributions to shareholders:
  Dividends from net investment income                 (0.13)               (0.33)            (0.43)
  Distributions from capital gains                     (0.40)               (0.16)            (0.10)
                                            -------------------------------------------------------
Total distributions                                    (0.53)               (0.49)            (0.53)
                                            -------------------------------------------------------
Net asset value, end of period              $          10.57        $       10.81     $       10.73
                                            =======================================================
Total return                                            2.78%(a)             5.43%             8.08%

Supplemental data and ratios:
  Net assets, end of period, in thousands   $        215,281        $     215,512     $     195,572
  Ratio of expenses to average net assets               0.45%(b)             0.45%             0.45%
  Ratio of net investment income
    to average net assets                               2.49%(b)             3.04%             4.14%
  Portfolio turnover rate                                203%(a)              343%              333%

                                                         YEAR ENDED SEPTEMBER 30,
                                                2001              2000             1999 (a)
                                            -------------------------------------------------
INVESTOR CLASS

Net asset value, beginning of period        $        9.87     $        9.91     $       10.63
Income from investment operations:
  Net investment income                              0.51              0.56              0.53
  Net realized and unrealized gains
    (losses) on investments                          0.58             (0.04)            (0.60)
                                            -------------------------------------------------
Total from investment operations                     1.09              0.52             (0.07)
Distributions to shareholders:
  Dividends from net investment income              (0.51)            (0.56)            (0.53)
  Distributions from capital gains                     --                --             (0.12)
                                            -------------------------------------------------
  Total distributions                               (0.51)            (0.56)            (0.65)
                                            -------------------------------------------------
Net asset value, end of period              $       10.45     $        9.87     $        9.91
                                            =================================================
Total return                                        11.27%             5.43%            (0.65)%
Supplemental data and ratios:
  Net assets, end of period, in thousands   $       9,801     $       2,841     $       2,624
  Ratio of expenses to average net assets            0.85%             0.85%             0.85%
  Ratio of net investment income
    to average net assets                            4.77%             5.70%             5.17%
  Portfolio turnover rate                             410%              492%              396%

INSTITUTIONAL CLASS

Net asset value, beginning of period        $        9.87     $        9.91     $       10.63
Income from investment operations:
  Net investment income                              0.55              0.60              0.57
  Net realized and unrealized
    gains (losses) on investments                    0.58             (0.04)            (0.60)
                                            -------------------------------------------------
Total from investment operations                     1.13              0.56             (0.03)

Distributions to shareholders:
  Dividends from net investment income              (0.55)            (0.60)            (0.57)
  Distributions from capital gains                      -                 -             (0.12)
                                            -------------------------------------------------
Total distributions                                 (0.55)            (0.60)            (0.69)
                                            -------------------------------------------------
Net asset value, end of period              $       10.45     $        9.87     $        9.91
                                            =================================================
Total return                                        11.71%             5.85%            (0.25)%

Supplemental data and ratios:
  Net assets, end of period, in thousands   $     213,160     $     167,717     $     161,495
  Ratio of expenses to average net assets            0.45%             0.45%             0.45%
  Ratio of net investment income
    to average net assets                            5.36%             6.10%             5.57%
  Portfolio turnover rate                             410%              492%              396%

(a)  Not annualized.
(b)  Annualized.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS                     MARCH 31, 2004 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund (the "Funds" or "Ariel Mutual Funds") are diversified portfolios of the Trust. The Ariel Premier Growth Fund and the Ariel Premier Bond Fund have an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

INVESTMENT VALUATION - Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price. Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities. Short-term securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method.

The Ariel Premier Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with the Ariel Premier Bond Fund's ability to manage its investment portfolio and meet redemption requests. The Ariel Premier Bond Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Ariel Premier Bond Fund in a dollar amount sufficient to make payment for the securities to be purchased will be designated on the Ariel Premier Bond Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

At March 31, 2004, the Ariel Premier Bond Fund had $26,754,709 in purchase commitments outstanding (11% of net assets) for such securities, with a corresponding amount of assets designated.

EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid at least annually for the Ariel Fund, Ariel Appreciation Fund and Ariel Premier Growth Fund and declared daily and paid monthly for the Ariel Premier Bond Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds.

Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized capital gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

NOTE THREE | CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

                                                                      SIX MONTHS ENDED MARCH 31, 2004
                                        -------------------------------------------------------------------------------------------
                                                                                ARIEL PREMIER GROWTH FUND  ARIEL PREMIER BOND FUND
                                                                               ----------------------------------------------------
                                        ARIEL FUND   ARIEL APPRECIATION FUND    INVESTOR   INSTITUTIONAL   INVESTOR   INSTITUTIONAL
                                        -------------------------------------------------------------------------------------------
Shares Sold                             12,337,419         14,600,378            332,457         --         394,041       886,434
Shares issued to holders in
  reinvestment of dividends                     --                 --                 --         --          96,965     1,046,965
Shares redeemed                         (5,359,952)        (5,517,920)          (278,573)        --        (560,174)   (1,514,173)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease)                  6,977,467          9,082,458             53,884         --         (69,168)      419,226
                                        ===========================================================================================

                                                                       YEAR ENDED SEPTEMBER 30, 2003
                                        -------------------------------------------------------------------------------------------
                                                                                ARIEL PREMIER GROWTH FUND  ARIEL PREMIER BOND FUND
                                                                               ----------------------------------------------------
                                        ARIEL FUND   ARIEL APPRECIATION FUND    INVESTOR   INSTITUTIONAL   INVESTOR   INSTITUTIONAL
                                       --------------------------------------------------------------------------------------------
Shares Sold                             30,242,583         28,059,333            594,954         --       1,680,675     3,296,989
Shares issued to holders in
  reinvestment of dividends                457,290            158,533                 13         --          83,790       892,633
Shares redeemed                        (13,951,514)       (15,745,246)          (217,269)        --      (1,424,206)   (2,472,674)
                                       --------------------------------------------------------------------------------------------
Net increase                            16,748,359         12,472,620            377,698         --         340,259     1,716,948
                                       ============================================================================================

Transactions in dollars of capital stock for each class of the Ariel Premier Growth Fund and the Ariel Premier Bond Fund were as follows:

                                                    SIX MONTHS ENDED MARCH 31, 2004
                                      ----------------------------------------------------------
                                       ARIEL PREMIER GROWTH FUND      ARIEL PREMIER BOND FUND
                                      ----------------------------------------------------------
                                        INVESTOR    INSTITUTIONAL     INVESTOR     INSTITUTIONAL
                                      ----------------------------------------------------------
Shares sold                           $  3,036,075             --   $  4,167,752   $   9,396,033
Shares issued to holders in
  reinvestment of dividends                     --             --      1,010,326      10,925,903
Shares redeemed                         (2,536,244)            --     (5,919,233)    (16,018,726)
                                      ----------------------------------------------------------
Net increase (decrease)               $    499,831             --   $   (741,155)  $   4,303,210
                                      ==========================================================

                                                     YEAR ENDED SEPTEMBER 30, 2003
                                      ----------------------------------------------------------
                                       ARIEL PREMIER GROWTH FUND      ARIEL PREMIER BOND FUND
                                      ----------------------------------------------------------
                                        INVESTOR    INSTITUTIONAL     INVESTOR     INSTITUTIONAL
                                      ----------------------------------------------------------
Shares sold                           $  4,579,072             --   $ 18,283,873   $ 35,498,291
Shares issued to holders in
  reinvestment of dividends                    100             --        892,989      9,521,688
Shares redeemed                         (1,680,695)            --    (15,463,542)   (26,840,391)
                                      ----------------------------------------------------------
Net increase                          $  2,898,477             --   $  3,713,320   $ 18,179,588
                                      ==========================================================

NOTE FOUR | INVESTMENT TRANSACTIONS

Purchases and sales of securities, excluding short-term investments and U.S. government securities, for the six months ended March 31, 2004 are summarized below:

                                       ARIEL FUND     ARIEL APPRECIATION FUND   ARIEL PREMIER GROWTH FUND  ARIEL PREMIER BOND FUND
                                      --------------------------------------------------------------------------------------------
Purchases                             $ 304,107,240        $ 537,501,732              $ 11,388,243              $ 407,875,349
Sales                                 $ 107,729,672        $ 198,817,320              $ 11,439,827              $ 401,668,317

Purchases and sales of U.S. government securities for the Ariel Premier Bond Fund for the six months ended March 31, 2004 were $139,013,868 and $105,114,370, respectively.

At March 31, 2004, the cost of securities on a book basis was $1,779,457,488, $2,092,732,814, $16,847,480 and $257,327,996 for the Ariel Fund, Ariel
Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund, respectively. Gross unrealized appreciation and depreciation on securities based on accounting records were as follows:

                                        ARIEL FUND    ARIEL APPRECIATION FUND  ARIEL PREMIER GROWTH FUND   ARIEL PREMIER BOND FUND
                                      --------------------------------------------------------------------------------------------
Unrealized appreciation               $ 614,117,959        $ 612,676,001            $  2,084,728                $  5,043,823
Unrealized depreciation                 (12,982,927)         (25,895,403)               (192,756)                   (744,006)
                                      --------------------------------------------------------------------------------------------
  Net appreciation                    $ 601,135,032        $ 586,780,598            $  1,891,972                $  4,299,817
                                      ============================================================================================

The tax character of distributions paid during the six months ended March 31, 2004 and the fiscal year ended September 30, 2003 were as follows:

                                  ARIEL FUND         ARIEL APPRECIATION FUND  ARIEL PREMIER GROWTH FUND    ARIEL PREMIER BOND FUND
                                ----------------------------------------------------------------------------------------------------
                                2004       2003      2004           2003      2004                 2003       2004         2003
                                ----------------------------------------------------------------------------------------------------
Distributions paid from:
  Net investment income         $ --   $  3,317,672  $ --       $         --  $ --                 $ --   $  2,930,413  $ 10,453,957
  Long-term capital gains         --     13,955,493    --          5,480,997    --                   --      8,754,790            --
                                ----------------------------------------------------------------------------------------------------
Total distributions paid        $ --   $ 17,273,165  $ --       $  5,480,997  $ --                 $ --   $ 11,685,203  $ 10,453,957
                                ====================================================================================================

For the fiscal year ended September 30, 2003, the Ariel Appreciation Fund and Ariel Premier Growth Fund had federal income tax capital loss carryforwards of $8,734,470 and $2,184,418, respectively. The entire federal income tax capital loss carryforward for the Ariel Appreciation Fund and Ariel Premier Growth Fund expires in 2011. To the extent future gains are offset by capital loss carryforwards, such gains will not be distributed.

As of September 30, 2003, the Ariel Fund, Ariel Appreciation Fund and Ariel Premier Growth Fund had $2,832,340, $31,292,667 and $677,188, respectively, of post-October capital losses, which are deferred until 2004 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

NOTE FIVE | INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory and administrative services agreement (the "Management Agreement") with Ariel Capital Management, LLC (the "Adviser"). Pursuant to the Management Agreement, the Adviser is paid by the Ariel Fund and Ariel Appreciation Fund, a monthly fee at the annual rate of 0.65% and 0.75% of the first $500 million of average daily net assets, 0.60% and 0.70% of the next $500 million of average daily net assets and 0.55% and 0.65% of average daily net assets in excess of $1 billion, respectively. The Adviser has agreed to reimburse the Ariel Fund and the Ariel Appreciation Fund for operating expenses (exclusive of brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceeding, on a pro rata basis, 1.50% of the first $30 million of each Fund's average daily net assets and 1.00% of such assets in excess of $30 million.

The Trust has entered into an investment advisory agreement and an administrative services agreement with the Adviser for the Ariel Premier Growth Fund. Pursuant to the agreements, the Fund pays the Adviser an investment advisory fee and administrative services fee based on the average daily net assets of the Institutional Class and the Investor Class at the annual rate of 0.60% of average daily net assets less than $500 million; 0.575% of average daily net assets between $500 million and $1 billion; and 0.55% of average daily net assets more than $1 billion. The Adviser has agreed to reimburse the Ariel Premier Growth Fund for operating expenses (exclusive of brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceeding, on a pro rata basis, 1.25% of the average daily net assets of the Investor Class shares and 0.65% of the average daily net assets of the Institutional Class shares. In addition, the Adviser has agreed to limit the total annual operating expenses for the Ariel Premier Growth Fund-Investor Class at 1.15% until September 30, 2004.

The Trust has entered into an investment advisory agreement and an administrative services agreement with the Adviser for the Ariel Premier Bond Fund. Pursuant to the agreements, the Fund pays the Adviser an investment advisory fee and administrative services fee based on the average daily net assets of the Institutional Class and the Investor Class at the annual rate of 0.35% and 0.10%, and 0.35% and 0.25%, respectively. Fees for these services are reported as Management Fees on the Statement of Operations. For the six months ended March 31, 2004, the Fund expensed $417,374 and $138,002 in investment advisory and administrative services fees, respectively. Also pursuant to the administrative services agreement, the Adviser pays all of the Ariel Premier Bond Fund's expenses other than 12b-1 fees for the Investor Class, investment advisory fees, administrative services fees, interest, taxes, brokerage commissions and extraordinary expenses.

On January 31, 2003, Lincoln Capital Management Company ("Lincoln Capital"), the former sub-adviser to both the Ariel Premier Growth Fund and the Ariel Premier Bond Fund, completed the first part of a two-part transaction in which its fixed income group was acquired by Lehman Brothers Holdings, Inc., a Delaware corporation ("Lehman"), and began operations as Lincoln Capital Fixed Income Management Company, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Lehman ("Lincoln Fixed Income"). On February 1, 2003, Lincoln Capital completed the second part of the transaction when its former equity group became an independent company, Lincoln Equity Management, LLC, a Delaware limited liability company ("Lincoln Equity"). Lincoln Fixed Income is not affiliated with Lincoln Equity. As a result of these transactions, the Board of Trustees, including the Independent Trustees, approved new sub-advisory agreements with each of Lincoln Equity and Lincoln Fixed Income. Both new sub-advisory agreements were approved by the respective Fund's shareholders at a Special Meeting on May 20, 2003. Lincoln Equity is serving as sub-adviser to the Ariel Premier Growth Fund and Lincoln Fixed Income is serving as sub-adviser to the Ariel Premier Bond Fund. These new sub-advisory agreements contain substantially the same terms and conditions as both the original sub-advisory agreements.

Lincoln Equity and Lincoln Fixed Income manage the day-to-day investment operations for the Funds. The Ariel Premier Growth Fund and Ariel Premier Bond Fund pay no fees directly to Lincoln Equity or Lincoln Fixed Income. Lincoln Equity earns fees from the Adviser for the Ariel Premier Growth Fund at the annual rate of 0.47% of the average daily net assets up to $20 million, 0.35% of the next $130 million, 0.25% of the next $350 million, 0.20% of the next $500 million, 0.15% of the next $1.5 billion and 0.10% of the remainder of the average daily net assets. No fee shall be due or payable to Lincoln Equity in respect to any day in which the net assets are less than $50 million. Lincoln Fixed Income earns fees from the Adviser for the Ariel Premier Bond Fund at the annual rate of 0.30% of the average daily net assets up to $50 million, 0.20% of the next $50 million, 0.15% of the next $150 million and 0.10% of amounts in excess of $250 million.

Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a distribution plan which permits the Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund-Investor Class and Ariel Premier Bond Fund-Investor Class to pay the Funds' distributor and principal underwriter up to 25% annually of each Fund's average daily net asset value for its services.

During the six months ended March 31, 2004, Ariel Distributors, Inc. ("the Distributor") received $6,119,539. The Distributor paid out $4,102,461 to broker-dealers who distribute fund shares. The balance was used for advertising, the Distributor's services, and other distribution expenses.

Trustees' fees and expenses are fees paid to non-interested Trustees.

NOTE SIX | TRANSACTIONS WITH AFFILIATED COMPANIES

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The Ariel Fund had the following transactions during the six months ended March 31, 2004 with affiliated companies:

                                                                                                              SIX MONTHS ENDED
                                                     SHARE ACTIVITY                                            MARCH 31, 2004
                                -------------------------------------------------------                  ---------------------------
                                                                                                          DIVIDENDS    GAIN (LOSS)
                                     BALANCE                                 BALANCE        VALUE AT     CREDITED TO   REALIZED ON
SECURITY NAME                   SEPTEMBER 30, 2003  PURCHASE    SALES    MARCH 31, 2004  MARCH 31, 2004    INCOME     SALE OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc.         2,093,500       346,650        --      2,440,150      $ 68,934,238   $ 3,438,375      $  --
Horace Mann Educators Corp.         3,266,175        50,000        --      3,316,175        52,130,271       691,147         --
IDEX Corp.                          1,795,600       304,900        --      2,100,500        91,329,740       851,340         --
Jones Lang LaSalle, Inc.            2,368,300            --        --      2,368,300        60,888,993            --         --
Valassis Communications, Inc.       2,518,700       239,550        --      2,758,250        83,850,800            --         --

Horace Mann and its affiliates distribute fund shares on terms comparable to other distributors and receive sub-transfer agency fees from Ariel Fund and 12b-1 fees from the Distributor.

PROXY POLICY STATEMENT

For a copy of the complete proxy voting policy and procedures, please call 800-292-7435 or log on to our award-winning website, www.arielmutualfunds.com, or visit the SEC's website at www.sec.gov.

ARIEL RESEARCH REPORTS

Please call us at 800-292-7435 to request a copy of a sample research report.

BOARD OF TRUSTEES

                                                TERM OF OFFICE       PRINCIPAL                 NUMBER OF
                          POSITION(S)           AND LENGTH OF        OCCUPATION(S)             PORTFOLIOS IN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD WITH FUND        TIME SERVED          DURING PAST 5 YEARS       COMPLEX OVERSEEN  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
BERT N. MITCHELL, CPA     Independent           Indefinite, until    Chairman and CEO          4                 BJ's Wholesale
200 East Randolph Dr.     Chairman of the       successor elected    of Mitchell & Titus, LLP                    Club, Inc.
Suite 2900                Board of Trustees,
Chicago, IL 60601         Chairman of           Served as a Trustee
Age: 65                   Executive Committee,  since 1986
                          Member of Management
                          Contracts Committee

MARIO L. BAEZA            Trustee,              Indefinite, until    Chairman of TWC/Latin     4                 Air Products and
200 East Randolph Dr.     Member of             successor elected    America Partners, L.L.C.,                   Chemicals, Inc.,
Suite 2900                Management Contracts                       Chairman and CEO of                         Channel
Chicago, IL 60601         and Governance        Served as a Trustee  Baeza Company                               Thirteen/WNET,
Age: 53                   Committees            since 1995                                                       Hispanic
                                                                                                                 Federation, NAACP
                                                                                                                 Legal Defense and
                                                                                                                 Educational Fund,
                                                                                                                 New America
                                                                                                                 Alliance, New York
                                                                                                                 Philharmonic-
                                                                                                                 Symphony Society,
                                                                                                                 Pension Fund
                                                                                                                 Committee, U.S.
                                                                                                                 Commitee for the
                                                                                                                 United Nations
                                                                                                                 Population Fund,
                                                                                                                 U.S. Cuba Trade and
                                                                                                                 Economic Council,
                                                                                                                 Inc.

JAMES COMPTON             Trustee, Chairman     Indefinite, until    President and CEO of      4                 The Big Shoulders
200 East Randolph Dr.     of Governance         successor elected    Chicago Urban League                        Fund, DePaul
Suite 2900                Committee,                                                                             University, The
Chicago, IL 60601         Member of Audit       Served as a Trustee                                              Field Museum
Age: 65                   Committee             since 1997

WILLIAM C. DIETRICH, CPA  Trustee, Chairman     Indefinite, until    Co-Executive Director     4
200 East Randolph Dr.     of Audit Committee,   successor elected    and Senior Faculty
Suite 2900                Member of                                  Member, Shalem
Chicago, IL 60601         Executive             Served as a Trustee  Institute for Spiritual
Age: 54                   Committee             since 1986           Formation

ROYCE N. FLIPPIN, JR.     Trustee,              Indefinite, until    President of              4                 Community of St.
200 East Randolph Dr.     Member of             successor elected    Flippin Associates                          John Baptist, EVCI
Suite 2900                Management Contracts                                                                   CAREER Colleges,
Chicago, IL 60601         and Governance        Served as a Trustee                                              Inc., Lakewood
Age: 69                   Committees            since 1986                                                       Preparatory School,
                                                                                                                 Princeton Club of
                                                                                                                 New York, St.
                                                                                                                 Georges Episcopal
                                                                                                                 Church, TerraCycle,
                                                                                                                 Inc., Universal
                                                                                                                 Genesis LLC

                                                TERM OF OFFICE       PRINCIPAL                 NUMBER OF
                          POSITION(S)           AND LENGTH OF        OCCUPATION(S)             PORTFOLIOS IN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD WITH FUND        TIME SERVED          DURING PAST 5 YEARS       COMPLEX OVERSEEN  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. GUFFEY, JR.       Trustee, Chairman     Indefinite, until    Treasurer and             4                 Calvert Foundation,
200 East Randolph Dr.     of Management         successor elected    Director of Silby                           Calvert Mutual
Suite 2900                Contracts Committee,                       Guffey and Co., Inc.                        Funds
Chicago, IL 60601         Member of Audit       Served as a Trustee
Age: 55                   Committee             since 1991

MELLODY L. HOBSON         Trustee and           Indefinite, until    President of Ariel        4                 Chicago Public
200 East Randolph Dr.     President,            successor elected    Capital Management, LLC                     Education Fund,
Suite 2900                Member of                                                                              Chicago Public
Chicago, IL 60601         Executive             Served as a Trustee                                              Library, The Field
Age: 35                   Committee             since 1993                                                       Museum, Princeton
                                                                                                                 University,
                                                                                                                 Tellabs, Inc.

CHRISTOPHER G. KENNEDY    Trustee,              Indefinite, until    President of              4                 Cantilever
200 East Randolph Dr.     Member of Audit       successor elected    Merchandise Mart                            Technologies,
Suite 2900                Committee                                  Properties, Inc.                            Center for
Chicago, IL 60601                               Served as a Trustee                                              Disability and
Age: 40                                         since 1995                                                       Elder Law,
                                                                                                                 Heartland Alliance,
                                                                                                                 Interface Floor
                                                                                                                 Covering Company,
                                                                                                                 Rehabilitation
                                                                                                                 Institute of
                                                                                                                 Chicago

MERRILLYN J. KOSIER       Trustee and           Indefinite, until    Executive Vice President  4
200 East Randolph Dr.     Vice President        successor elected    and Director of Mutual
Suite 2900                                                           Fund Marketing of
Chicago, IL 60601                               Served as a Trustee  Ariel Capital
Age: 44                                         since 2003           Management, LLC

JOHN W. ROGERS, JR.       Trustee               Indefinite, until    Chairman & CEO of         4                 Aon Corporation,
200 East Randolph Dr.                           successor elected    Ariel Capital                               Chicago Urban
Suite 2900                                                           Management, LLC                             League, Exelon
Chicago, IL 60601                               Served as a Trustee                                              Corporation, The
Age: 46                                         since 2000                                                       Investment Company
                                                                                                                 Institute, The
                                                                                                                 John S. and James
                                                                                                                 L. Knight
                                                                                                                 Foundation,
                                                                                                                 McDonald's Corp.

OFFICERS

                                             TERM OF OFFICE        PRINCIPAL                  NUMBER OF
                       POSITION(S)           AND LENGTH OF         OCCUPATION(S)              PORTFOLIOS IN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE  HELD WITH FUND        TIME SERVED           DURING PAST 5 YEARS        COMPLEX OVERSEEN  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
JAMES W. ATKINSON      Vice President        Indefinite, until     Executive Vice             4                 Financial Executives
200 East Randolph Dr.  and Treasurer         successor elected     President and Chief                          International, La
Suite 2900                                                         Financial Officer of                         Rabida Children's
Chicago, IL 60601                            Served as             Ariel Capital                                Hospital, La Rabida
Age: 53                                      Vice President        Management, LLC                              Foundation
                                             and Treasurer
                                             since 1995

MELLODY L. HOBSON      Trustee and           Indefinite, until     President of Ariel         4                 Chicago Public
200 East Randolph Dr.  President             successor elected     Capital Management, LLC                      Education Fund,
Suite 2900                                                                                                      Chicago Public
Chicago, IL 60601                            Served as a Trustee                                                Library, The Field
Age: 35                                      since 1993 and                                                     Museum, Princeton
                                             President since 2002                                               University, Tellabs,
                                                                                                                Inc.

MERRILLYN J. KOSIER    Trustee and           Indefinite, until     Executive Vice President   4
200 East Randolph Dr.  Vice President        successor elected     and Director of Mutual
Suite 2900                                                         Fund Marketing of
Chicago, IL 60601                            Served as a Trustee   Ariel Capital
Age: 44                                      since 2003 and Vice   Management, LLC
                                             President since 1999

ERIK D. OJALA          Vice President        Indefinite, until     Vice President, Assistant  4
200 East Randolph Dr.                        successor elected     General Counsel of Ariel
Suite 2900                                                         Capital Management, LLC.
Chicago, IL 60601                            Served as Vice        Prior to November 2003,
Age: 29                                      President since 2003  attorney with D'Ancona &
                                                                   Pflaum LLC and Seyfarth
                                                                   Shaw LLP, as successor
                                                                   thereto.

SHELDON R. STEIN       Vice President        Indefinite, until     Vice President, General    4
200 East Randolph Dr.                        successor elected     Counsel of Ariel Capital
Suite 2900                                                         Management, LLC; Of
Chicago, IL 60601                            Served as Vice        Counsel, D'Ancona &
Age: 75                                      President since 2002  Pflaum LLC and Seyfarth
                                                                   Shaw LLP, as successor
                                                                   thereto, since 2001.
                                                                   Prior to 2001, Member,
                                                                   D'Ancona & Pflaum LLC.

ROXANNE WARD           Vice President        Indefinite, until     Vice President and         4                 Illinois Facilities
200 East Randolph Dr.  and Secretary         successor elected     Secretary of Ariel                           Fund, Safer
Suite 2900                                                         Capital Management, LLC                      Foundation
Chicago, IL 60601                            Served as Vice
Age: 49                                      President and
                                             Secretary since 1999

Anita M. Zagrodnik     Vice President,       Indefinite, until     Vice President, Fund       4
200 East Randolph Dr.  Assistant Secretary,  successor elected     Administration of Ariel
Suite 2900             Assistant Treasurer                         Capital Management, LLC.
Chicago, IL 60601                            Served as Vice        From 1999 to 2003, served
Age: 44                                      President, Assistant  as Principal of
                                             Secretary and         ideassociates, LLC. Prior
                                             Assistant Treasurer   to 1999, served as Vice
                                             since 2003            President at UMB
                                                                   Financial Services, Inc.

The Ariel Mutual Funds' Statement of Additional Information (SAI) includes additional information about the Funds' Trustees and Officers. The SAI is available, without charge, upon request by calling toll free 800-292-7435 or logging on to our website, www.arielmutualfunds.com.

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KANSAS CITY, MISSOURI 64121-9121
800-292-7435
www.arielmutualfunds.com                                               TPI 03/04

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ITEM 2. CODE OF ETHICS.

Not applicable. The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable. The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable. The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Shareholders may submit suggested candidates for Independent Trustees to Ariel Investment Trust's (the "Trust") Governance Committee (the "Committee"). The Committee, and Independent Trustees as a whole, may consider nominations from shareholders, any trustee and Ariel Capital Management, and will not prefer any candidate based on the source of the nomination. Any shareholder may submit the name of a candidate for consideration by the Committee by submitting the recommendation in writing to the Trust's Secretary. The Secretary will forward any such recommendation to the Chairman of the Committee promptly upon receipt. The Board of Trustees of the Trust adopted these procedures at their March 2004 Board meeting.

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ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(a) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))
- Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference - Filed as an attachment to this filing.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:    /s/ Mellody L. Hobson
   ------------------------------------------------------------
       Mellody L. Hobson
       President and Principal Executive Officer

Date:  May 7, 2004
   ------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Mellody L. Hobson
   ------------------------------------------------------------
       Mellody L. Hobson
       President and Principal Executive Officer

Date:  May 7, 2004
     ----------------------------------------------------------


By:    /s/ James W. Atkinson
   ------------------------------------------------------------
       James W. Atkinson
       Executive Vice President and Principal Financial Officer

Date:  May 7, 2004
     --------------------------------------------------